                                                        ------------------------
                                                        OMB APPROVAL
                                                        ------------------------
                                                        OMB Number: 3235-0578
                                                        Expires: April 30, 2010
                                                        Estimated average burden
                                                        hours per response: 10.5
                                                        ------------------------

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

        QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
                               INVESTMENT COMPANY

Investment Company Act file number 811-02729

                          Short-Term Investments Trust
               (Exact name of registrant as specified in charter)

               11 Greenway Plaza, Suite 100 Houston, Texas 77046
               (Address of principal executive offices) (Zip code)

      Karen Dunn Kelley 11 Greenway Plaza, Suite 100 Houston, Texas 77046
                     (Name and address of agent for service)

Registrant's telephone number, including area code: (713) 626-1919

Date of fiscal year end: 8/31

Date of reporting period: 05/31/07

Item 1.  Schedule of Investments.

                            Liquid Assets Portfolio
                              STIC Prime Portfolio
                         Government & Agency Portfolio
                               Treasury Portfolio
                       Government TaxAdvantage Portfolio
            Quarterly Schedule of Portfolio Holdings - May 31, 2007

                                                       (AIM INVESTMENTS(R) LOGO)

AIMinvestments.com   STIT-QTR-1 5/07   A I M Advisors, Inc.

LIQUID ASSETS PORTFOLIO

SCHEDULE OF INVESTMENTS
May 31, 2007
(Unaudited)

                                                    PRINCIPAL
                                                      AMOUNT
                                        MATURITY      (000)           VALUE
                                        --------   -----------   ---------------
COMMERCIAL PAPER-44.47%(a)
ASSET-BACKED SECURITIES - COMMERCIAL
   LOANS/LEASES-1.56%

Amstel Funding Corp.
   (Acquired 02/23/07; Cost
   $101,937,225)
   5.19%(b)(c)                          08/24/07   $   104,622   $   103,355,027
                                                                 ---------------
   (Acquired 05/01/07; Cost
   $138,127,033)
   5.24%(b)(c)                          08/02/07       140,000       138,737,783
                                                                 ---------------
Atlantis One Funding Corp.,
   (Acquired 03/22/07; Cost
   $98,663,444)
   5.23%(b)(c)                          06/22/07       100,000        99,694,917
                                                                 ---------------
                                                                     341,787,727
                                                                 ---------------
ASSET-BACKED SECURITIES - FULLY
   SUPPORTED BANK-15.48%
Concord Minutemen Capital Co., LLC
   -Series A
   (Multi CEP's-Liberty
   Hampshire Co., LLC; agent)
   (Acquired 04/18/07; Cost
   $50,007,916)
   5.19%(b)                             10/18/07        51,363        50,333,728
                                                                 ---------------
   (Acquired 02/02/07; Cost
   $48,692,778)
   5.20%(b)                             08/02/07        50,000        49,552,222
                                                                 ---------------
   (Acquired 04/12/07; Cost
   $48,887,778)
   5.20%(b)                             09/14/07        50,000        49,241,667
                                                                 ---------------
   (Acquired 01/10/07; Cost
   $100,016,861)
   5.21%(b)                             06/08/07       102,206       102,102,460
                                                                 ---------------
   (Acquired 05/09/07; Cost
   $125,371,285)
   5.24%(b)                             08/14/07       127,165       125,796,599
                                                                 ---------------
Crown Point Capital Co., LLC
   -Series A
   (Multi CEP's-Liberty
   Hampshire Co., LLC; agent)
   (Acquired 05/21/07; Cost
   $96,270,139)
   5.13%(b)                             02/07/08       100,000        96,426,736
                                                                 ---------------

                                                    PRINCIPAL
                                                      AMOUNT
                                        MATURITY      (000)           VALUE
                                        --------   -----------   ---------------
ASSET-BACKED SECURITIES - FULLY
   SUPPORTED BANK-(CONTINUED)
   (Acquired 04/04/07; Cost
   $194,769,250)
   5.15%(b)                             10/04/07   $   200,000   $   196,427,083
                                                                 ---------------
   (Acquired 04/12/07; Cost
   $116,874,733)
   5.18%(b)                             10/10/07       120,000       117,738,067
                                                                 ---------------
   (Acquired 03/15/07; Cost
   $196,404,000)
   5.22%(b)                             07/18/07       200,000       198,637,000
                                                                 ---------------
   (Acquired 05/03/07; Cost
   $199,599,983)
   5.24%(b)                             08/06/07       202,396       200,453,504
                                                                 ---------------
   (Acquired 05/09/07; Cost
   $176,156,424)
   5.24%(b)                             08/20/07       178,835       176,754,553
                                                                 ---------------
   (Acquired 05/25/07; Cost
   $114,601,854)
   5.27%(b)                             07/18/07       115,515       114,720,225
                                                                 ---------------
Govco LLC
   (Multi CEP's-Government
   sponsored entities)
   (Acquired 03/16/07; Cost
   $121,704,687)
   5.13%(b)                             09/17/07       125,000       123,076,250
                                                                 ---------------
   (Acquired 03/16/07; Cost
   $150,901,865)
   5.15%(b)                             09/17/07       155,000       152,607,575
                                                                 ---------------
   (Acquired 04/30/07; Cost
   $49,338,354)
   5.24%(b)                             07/30/07        50,000        49,571,021
                                                                 ---------------
Legacy Capital Co., LLC
   -Series A
   (Multi CEP's-Liberty
   Hampshire Co., LLC; agent)
   (Acquired 05/17/07; Cost
   $78,962,601)
   5.16%(b)                             12/03/07        81,293        79,137,381
                                                                 ---------------
   (Acquired 04/16/07; Cost
   $116,816,800)
   5.19%(b)                             10/17/07       120,000       117,612,600
                                                                 ---------------
   (Acquired 05/19/07; Cost
   $98,545,833)
   5.24%(b)                             08/17/07       100,000        98,880,292
                                                                 ---------------
   (Acquired 04/25/07; Cost
   $75,931,149)
   5.25%(b)                             07/24/07        76,941        76,346,310
                                                                 ---------------

LIQUID ASSETS PORTFOLIO

                                                    PRINCIPAL
                                                      AMOUNT
                                        MATURITY      (000)           VALUE
                                        --------   -----------   ---------------
ASSET-BACKED SECURITIES - FULLY
   SUPPORTED BANK-(CONTINUED)
   (Acquired 05/14/07; Cost
   $188,217,499)
   5.28%(b)                             06/04/07   $   188,799   $   188,715,928
                                                                 ---------------
   (Acquired 05/25/07; Cost
   $111,323,077)
   5.30%(b)                             06/08/07       111,553       111,438,038
                                                                 ---------------
Lexington Parker Capital Co., LLC
   (Multi CEP's- Liberty
   Hampshire Co., LLC; agent)
   (Acquired 01/23/07; Cost
   $136,339,778)
   5.20%(b)                             07/25/07       140,000       138,908,000
                                                                 ---------------
   (Acquired 05/09/07; Cost
   $125,379,639)
   5.24%(b)                             08/16/07       127,211       125,805,106
                                                                 ---------------
Long Lane Master Trust IV
    -Series A, (CEP-Bank of
   America, N.A.)
   (Acquired 05/24/07; Cost
   $266,644,938)
   5.28%(b)                             06/27/07       267,980       266,959,071
                                                                 ---------------
Picaros Funding LLC
   (CEP-KBC Bank)
   (Acquired 05/02/07; Cost
   $145,395,417)
   5.14%(b)(c)                          12/04/07       150,000       146,016,500
                                                                 ---------------
   (Acquired 03/16/07; Cost
   $107,587,700)
   5.16%(b)(c)                          08/16/07       110,000       108,801,733
                                                                 ---------------
Ticonderoga Funding LLC
   (CEP-Bank of America, N.A.)
   (Acquired 05/25/07; Cost
   $125,128,431)
   5.28%(b)                             07/06/07       125,904       125,257,693
                                                                 ---------------
                                                                   3,387,317,342
                                                                 ---------------
ASSET-BACKED SECURITIES - MULTI-
   PURPOSE-1.65%
Atlantic Asset
   Securitization LLC
   (Acquired 03/20/07; Cost
   $60,514,776)
   5.24%(b)                             06/18/07        61,309        61,157,294
                                                                 ---------------
Chariot Funding, LLC/Ltd.
   (Acquired 03/21/07; Cost
   $50,005,594)
   5.23%(b)                             06/21/07        50,683        50,535,738
                                                                 ---------------
Charta LLC
   (Acquired 03/20/07; Cost
   $98,662,167)
   5.24%(b)                             06/20/07       100,000        99,723,708
                                                                 ---------------

                                                    PRINCIPAL
                                                      AMOUNT
                                        MATURITY      (000)           VALUE
                                        --------   -----------   ---------------
ASSET-BACKED SECURITIES - MULTI-
   PURPOSE-(CONTINUED)
CRC Funding LLC
   (Acquired 03/14/07; Cost
   $49,339,618)
   5.23%(b)                             06/13/07   $    50,000   $    49,912,917
                                                                 ---------------
Mont Blanc Capital Corp.
   (Acquired 04/05/07; Cost
   $98,677,972)
   5.23%(b)(c)                          07/09/07       100,000        99,447,944
                                                                 ---------------
                                                                     360,777,601
                                                                 ---------------
ASSET-BACKED SECURITIES - SECURITY
   INVESTMENT VEHICLES-20.69%
Aquifer Funding Ltd./LLC
   (Acquired 05/03/07; Cost
   $113,431,520)
   5.28%(b)                             06/06/07       114,000       113,916,400
                                                                 ---------------
   (Acquired 05/01/07; Cost
   $343,279,600)
   5.28%(b)                             06/05/07       345,000       344,797,600
                                                                 ---------------
   (Acquired 05/04/07; Cost
   $149,252,000)
   5.28%(b)                             06/07/07       150,000       149,868,000
                                                                 ---------------
Cancara Asset Securitization
   Ltd./LLC
   (Acquired 03/20/07; Cost
   $147,991,333)
   5.24%(b)(c)                          06/20/07       150,000       149,585,167
                                                                 ---------------
Grampian Funding Ltd./LLC
   (Acquired 03/16/07; Cost
   $90,649,735)
   5.14%(b)(c)                          09/12/07        93,000        91,632,332
                                                                 ---------------
   (Acquired 03/23/07; Cost
   $146,599,708)
   5.17%(b)(c)                          08/28/07       150,000       148,106,167
                                                                 ---------------
   (Acquired 12/13/06; Cost
   $14,614,777)
   5.17%(b)(c)                          06/11/07        15,000        14,978,479
                                                                 ---------------
   (Acquired 04/10/07; Cost
   $97,441,250)
   5.18%(b)(c)                          10/05/07       100,000        98,188,750
                                                                 ---------------
   (Acquired 05/22/07; Cost
   $72,102,866)
   5.19%(b)(c)                          11/16/07        74,000        72,209,447
                                                                 ---------------
   (Acquired 03/22/07; Cost
   $147,929,792)
   5.23%(b)(c)                          06/25/07       150,000       149,477,000
                                                                 ---------------
Grenadier Funding, Ltd./Corp.
   (Acquired 04/18/07; Cost
   $71,825,064)
   5.26%(b)                             07/06/07        72,663        72,291,763
                                                                 ---------------
   (Acquired 05/04/07; Cost
   $100,007,185)
   5.26%(b)                             06/28/07       100,758       100,360,510
                                                                 ---------------
Klio Funding, Ltd./Corp.
   (Acquired 05/23/07; Cost
   $79,684,213)
   5.26%(b)                             08/22/07        80,745        79,778,505
                                                                 ---------------

SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.

LIQUID ASSETS PORTFOLIO

                                                    PRINCIPAL
                                                      AMOUNT
                                        MATURITY      (000)           VALUE
                                        --------   -----------   ---------------
ASSET-BACKED SECURITIES - SECURITY
   INVESTMENT VEHICLES-(CONTINUED)
   (Acquired 05/25/07; Cost
   $76,807,947)
   5.27%(b)                             07/25/07   $    77,500   $    76,887,362
                                                                 ---------------
   (Acquired 05/22/07; Cost
   $98,685,681)
   5.27%(b)                             07/26/07        99,619        98,816,929
                                                                 ---------------
Klio II Funding, Ltd./Corp.
   (Acquired 04/17/07; Cost
   $57,799,295)
   5.25%(b)                             07/17/07        58,568        58,175,106
                                                                 ---------------
   (Acquired 04/19/07; Cost
   $197,059,200)
   5.25%(b)                             07/19/07       199,680       198,282,240
                                                                 ---------------
   (Acquired 04/23/07; Cost
   $100,009,913)
   5.25%(b)                             07/24/07       101,340       100,556,726
                                                                 ---------------
   (Acquired 04/25/07; Cost
   $98,590,786)
   5.25%(b)                             07/25/07        99,902        99,115,272
                                                                 ---------------
   (Acquired 05/22/07; Cost
   $99,944,773)
   5.27%(b)                             07/26/07       100,890       100,077,695
                                                                 ---------------
Liberty Harbour CDO Ltd./Inc.
   (Acquired 05/16/07; Cost
   $49,387,500)
   5.25%(b)                             08/10/07        50,000        49,489,583
                                                                 ---------------
   (Acquired 05/11/07; Cost
   $99,523,877)
   5.26%(b)                             07/26/07       100,582        99,773,712
                                                                 ---------------
   (Acquired 04/19/07; Cost
   $145,560,523)
   5.27%(b)                             06/14/07       146,742       146,462,742
                                                                 ---------------
   (Acquired 04/20/07; Cost
   $248,425,753)
   5.28%(b)                             06/13/07       250,261       249,820,540
                                                                 ---------------
   (Acquired 04/16/07; Cost
   $110,743,802)
   5.28%(b)                             06/15/07       111,727       111,497,587
                                                                 ---------------
Liberty Harbour II CDO
   Ltd./Inc.
   (Acquired 05/08/07; Cost
   $99,370,627)
   5.27%(b)                             06/11/07        99,853        99,706,826
                                                                 ---------------
   (Acquired 05/02/07; Cost
   $10,449,180)
   5.28%(b)                             06/06/07        10,500        10,492,300
                                                                 ---------------
Perry Global Funding,
   Ltd./LLC
   (Acquired 04/24/07; Cost
   $97,765,417)
   5.19%(b)                             09/26/07       100,000        98,313,250
                                                                 ---------------
   (Acquired 05/10/07; Cost
   $72,437,021)
   5.19%(b)                             11/14/07        74,455        72,673,168
                                                                 ---------------
Scaldis Capital Ltd./LLC
   (Acquired 02/22/07; Cost
   $176,122,275)
   5.21%(b)(c)                          07/25/07       180,000       178,594,650
                                                                 ---------------

                                                    PRINCIPAL
                                                      AMOUNT
                                        MATURITY      (000)           VALUE
                                        --------   -----------   --------------
ASSET-BACKED SECURITIES - SECURITY
   INVESTMENT VEHICLES-(CONTINUED)
   (Acquired 05/24/07; Cost
   $132,287,361)
   5.28%(b)(c)                          06/25/07   $   132,891   $   132,423,667
                                                                 ---------------
Sigma Finance Inc.
   (Acquired 12/06/06; Cost
   $97,411,556)
   5.12%(b)(c)                          06/06/07       100,000        99,928,889
                                                                 ---------------
   (Acquired 04/05/07; Cost
   $97,387,167)
   5.14%(b)(c)                          10/05/07       100,000        98,201,000
                                                                 ---------------
   (Acquired 05/10/07; Cost
   $48,767,612)
   5.19%(b)(c)                          11/01/07        50,000        48,897,337
                                                                 ---------------
Solitaire Funding Ltd./LLC
   (Acquired 04/04/07; Cost
   $186,790,084)
   5.23%(b)(c)                          07/03/07       189,250       188,370,198
                                                                 ---------------
Surrey Funding Corp.
   (Acquired 04/27/07; Cost
   $50,540,493)
   5.26%(b)                             06/27/07        50,995        50,801,276
                                                                 ---------------
Tierra Alta Funding I,
   Ltd./Corp.
   (Acquired 05/07/07; Cost
   $49,743,333)
   5.28%(b)                             06/12/07        50,000        49,919,333
                                                                 ---------------
   (Acquired 05/22/07; Cost
   $145,236,137)
   5.28%(b)                             06/21/07       145,878       145,450,091
                                                                 ---------------
Zenith Funding, Ltd./Corp.
   (Acquired 05/22/07; Cost
   $207,640,804)
   5.26%(b)                             08/21/07       210,405       207,917,224
                                                                 ---------------
   (Acquired 05/04/07; Cost
   $73,438,030)
   5.26%(b)                             07/11/07        74,175        73,741,488
                                                                 ---------------
                                                                   4,529,576,311
                                                                 ---------------
DIVERSIFIED BANKS-2.27%
Bank of America Corp.
   5.20%                                07/18/07        48,800        48,468,702
                                                                 ---------------
HBOS Treasury Services PLC
   5.20%(c)                             07/23/07       150,000       148,874,417
                                                                 ---------------
Societe Generale North
   America
   5.12%(c)                             08/03/07       100,000        99,104,875
                                                                 ---------------
   5.18%(c)                             06/13/07       200,000       199,654,667
                                                                 ---------------
                                                                     496,102,661
                                                                 ---------------
REGIONAL BANKS-2.71%
Danske Corp.
   5.20%(c)                             08/13/07       150,000       148,418,334
                                                                 ---------------
Northern Rock PLC
   (Acquired 04/30/07; Cost
   $98,662,167)
   5.24%(b)(c)                          07/31/07       100,000        99,127,500
                                                                 ----------------

SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.

LIQUID ASSETS PORTFOLIO

                                                    PRINCIPAL
                                                      AMOUNT
                                        MATURITY      (000)           VALUE
                                        --------   -----------   ---------------
REGIONAL BANKS-(CONTINUED)
   (Acquired 04/30/07; Cost
   $98,647,625)
   5.24%(b)(c)                          08/01/07   $   100,000   $    99,112,958
                                                                 ---------------
Stadshypotek Delaware, Inc.
   (Acquired 04/17/07; Cost
   $98,203,722)
   5.22%(b)(c)                          08/20/07       100,000        98,841,111
                                                                 ---------------
Westpac Banking Corp.
   (Acquired 04/05/07; Cost
   $146,685,792)
   5.17%(b)(c)                          09/10/07       150,000       147,826,396
                                                                 ---------------
                                                                     593,326,299
                                                                 ---------------
SPECIALIZED FINANCE-0.11%
CIT Group Inc.
   (Acquired 05/09/07; Cost
   $24,814,063)
   5.25%(b)                             06/29/07        25,000        24,897,917
                                                                 ---------------
      Total Commercial Paper
         (Cost $9,733,785,858)                                     9,733,785,858
                                                                 ---------------
CERTIFICATES OF DEPOSIT-7.89%
Barclays Bank PLC
   5.26%                                05/19/08       100,000       100,000,000
                                                                 ---------------
   5.45%                                06/12/07       102,000       102,000,000
                                                                 ---------------
CALYON
   5.36%                                06/04/08       100,000       100,000,000
                                                                 ---------------
   5.37%(d)                             11/09/07       190,000       190,000,000
                                                                 ---------------
Deutsche Bank A.G
   (United Kingdom)
   5.34%(c)                             07/23/07       150,000       150,000,000
                                                                 ---------------
Deutsche Bank A.G.
   5.35%                                08/06/07       100,000       100,000,000
                                                                 ---------------
   5.40%                                01/09/08        90,000        90,000,000
                                                                 ---------------
Fortis Bank N.V./S.A.
   5.31%                                02/19/08       150,000       150,005,263
                                                                 ---------------
HBOS Treasury Services PLC
   5.26%                                04/11/08       100,000       100,000,000
                                                                 ---------------
   5.30%                                05/22/08       100,000       100,000,000
                                                                 ---------------
   5.32%                                07/25/07        45,000        45,000,000
                                                                 ---------------
   5.42%                                06/08/07       100,000       100,000,000
                                                                 ---------------
Lloyds TSB Bank PLC
   5.26%                                04/10/08       100,000       100,000,000
                                                                 ---------------
   5.30%                                10/09/07       100,000       100,000,000
                                                                 ---------------
Societe Generale S.A.
   (United Kingdom)
   5.29%(c)                             06/12/07       100,000       100,000,000
                                                                 ---------------
   5.30%(c)                             10/09/07       100,000       100,000,000
                                                                 ---------------
      Total Certificates of Deposit
         (Cost $1,727,005,263)                                     1,727,005,263
                                                                  --------------

                                                    PRINCIPAL
                                                      AMOUNT
                                        MATURITY      (000)           VALUE
                                        --------   -----------   ---------------
VARIABLE RATE DEMAND
   NOTES-7.51%(d)(e)
INSURED-1.52%(f)
Aerospace Corp.;
   Series 2006, Taxable
   Bonds
   (INS-Financial Guaranty
   Insurance Co.)
   5.31%(g)                             06/01/36   $    25,000   $    25,000,000
                                                                 ---------------
California (State of)
   Housing Finance Agency;
   Series 1998 P
   Taxable Home Mortgage RB
   (INS-Financial Security
   Assurance Inc.)
   5.30%(g)                             08/01/29        21,700        21,700,000
                                                                 ---------------
   Series 1998 T
   Taxable Home Mortgage RB
   (INS-Ambac Assurance Corp.)
   5.28%(g)                             08/01/29         7,780         7,780,000
                                                                 ---------------
Illinois (State of) Student
   Assistance Commission;
   Series 1999 B-II,
   Taxable Student Loan RB
   (INS-MBIA Insurance Corp.)
   5.32%(g)                             09/01/34         2,000         2,000,000
                                                                 ---------------
Loanstar Assets Partners II;
   Series 2001 Tranche 1
   Taxable Student Loan RB
   (INS-MBIA Insurance Corp.)
   (Acquired 11/14/02; Cost
   $25,000,000)
   5.32%(b)(g)                          09/01/36        25,000        25,000,000
                                                                 ---------------
   Series 2002 Tranche 1
   Taxable Student Loan RB
   (INS-MBIA Insurance Corp.)
   (Acquired 08/02/04; Cost
   $60,000,000)
   5.32%(b)(g)                          08/01/37        60,000        60,000,000
                                                                 ---------------
   Series 2002 Tranche 2
   Taxable Student Loan RB
   (INS-MBIA Insurance Corp.)
   (Acquired 08/02/04; Cost
   $40,000,000)
   5.32%(b)(g)                          08/01/37        40,000        40,000,000
                                                                 ---------------
   Series 2002 Tranche 3
   Taxable Student Loan RB
   (INS-MBIA Insurance Corp.)
   (Acquired 08/02/04; Cost
   $50,000,000)
   5.32%(b)(g)                          08/01/37        50,000        50,000,000
                                                                 ---------------

SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.

LIQUID ASSETS PORTFOLIO

                                                    PRINCIPAL
                                                      AMOUNT
                                        MATURITY      (000)           VALUE
                                        --------   -----------   ---------------
INSURED(f)-(CONTINUED)
   Series 2002 Tranche 4
   Taxable Student Loan RB
   (INS-MBIA Insurance Corp.)
   (Acquired 08/02/04; Cost
   $50,000,000)
   5.32%(b)(g)                          08/01/37   $    50,000   $    50,000,000
                                                                 ---------------
Minnesota (State of)
   Fairview Hospital and
   Healthcare Services;
   Series 1994 A, Taxable
   ACES
   (INS-MBIA Insurance Corp.)
   5.32%(g)                             11/01/15         3,400         3,400,000
                                                                 ---------------
New Jersey (State of)
   Housing and Mortgage
   Finance Agency;
   Series 2006 B, Taxable RB
   (INS-Financial Security
   Assurance Inc.)
   5.30%(g)                             05/01/28         8,775         8,775,000
                                                                 ---------------
North Carolina (State of)
   Education Assistance
   Authority;
   Series 2005 A-5, Taxable
   Student Loan RB
   (INS-Ambac Assurance
   Corp.)
   5.32%(g)                             09/01/35         6,500         6,500,000
                                                                 ---------------
North Miami (City of),
   Florida;
   Series 2002, Refunding
   Special Obligation
   Taxable RB
   (INS-Ambac Assurance
   Corp.)
   5.35%(g)                             07/01/32        14,130        14,130,000
                                                                 ---------------
Omaha (City of), Nebraska;
   (Riverfront Redevelopment
   Project);
   Series 2002 B
   Special Obligation Taxable
   RB (INS-Ambac Assurance
   Corp.)
   5.37%(g)                             02/01/26        10,235        10,235,000
                                                                 ---------------
   5.37%(g)                             02/01/13         1,300         1,300,000
                                                                 ---------------
Orange (County of),
   California Board of
   Education (Esplanade
   Project);
   Series 2002, Taxable COP
   (INS-Financial Security
   Assurance Inc.)
   5.32%                                06/01/32         6,700         6,700,000
                                                                 ---------------
                                                                     332,520,000
                                                                 ---------------

                                                    PRINCIPAL
                                                      AMOUNT
                                        MATURITY      (000)           VALUE
                                        --------   -----------   ---------------
LETTER OF CREDIT ENHANCED-5.99%(h)
989 Market Street LLC;
   Series 2006, Incremental
   Taxable Bonds
   (LOC-Wachovia Bank, N.A.)
   5.32%                                03/01/26   $     7,600   $     7,600,000
                                                                 ---------------
Alaska (State of) Four Dam
   Pool Agency;
   Series 2004 B, Refunding
   Taxable Electric RB
   (LOC-Dexia Group S.A.)
   5.35%(c)(g)                          07/01/26         4,030         4,030,000
                                                                 ---------------
Albany (City of), New York
   Industrial Development
   Agency (Albany Medical
   Center Hospital);
   Series 2006 B, Taxable
   IDR
   (LOC-Citizens Bank of
   Pennsylvania, N.A.)
   5.32%(g)                             05/01/35         2,350         2,350,000
                                                                 ---------------
Albuquerque (City of), New
   Mexico (KTech Corp.
   Project);
   Series 2002, RB, Taxable
   RB
   (LOC-Wells Fargo Bank,
   N.A.)
   5.40%(g)                             08/01/25         1,900         1,900,000
                                                                 ---------------
American Association of
   Retired Persons;
   Series 2001, Taxable
   Floating Rate Notes
   (LOC-Bank of America,
   N.A.)
   5.35%(g)                             05/01/31        31,200        31,200,000
                                                                 ---------------
Atlanticare Health Services,
   Inc.;
   Series 2003, Taxable
   Bonds
   (LOC-Wachovia Bank, N.A.)
   5.39%(g)                             10/01/33        16,800        16,800,000
                                                                 ---------------
Auburn (City of), Alabama
   Industrial Development
   Board;
   Series 2006 A, Refunding
   Taxable IDR
   (LOC-Allied Irish Banks
   PLC)
   5.34%(c)(g)                          07/01/26         5,640         5,640,000
                                                                 ---------------
B. Braun Medical Inc.;
   Series 2000, Taxable
   Bonds
   (LOC-Citizens Bank of
   Pennsylvania, N.A.)
   5.39%                                02/01/15        28,965        28,965,000
                                                                 ---------------

SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.

LIQUID ASSETS PORTFOLIO

                                                    PRINCIPAL
                                                      AMOUNT
                                        MATURITY      (000)            VALUE
                                        --------   -----------    --------------
LETTER OF CREDIT ENHANCED(h)-
   (CONTINUED)
Belk, Inc.;
   Series 1998,
   Taxable Bonds (LOC-Wachovia
   Bank, N.A.)
   5.39%(g)                             07/01/08   $     5,600   $     5,600,000
                                                                 ---------------
   5.39%                                07/01/08        31,500        31,500,000
                                                                 ---------------
Bernalillo (County of), New
   Mexico (Tempur Production
   USA, Inc. Project);
   Series 2005 A, Taxable RB
   (LOC-Bank of America,
   N.A.)
   5.35%(g)                             09/01/30        17,550        17,550,000
                                                                 ---------------
Biola University;
   Series 2004 A,
   Taxable RB (LOC-Allied Irish
   Banks PLC)
   5.35%(c)(g)                          10/01/34        12,300        12,300,000
                                                                 ---------------
   Series 2004 B,
   Taxable RB (LOC-BNP Paribas)
   5.35%(c)(g)                          10/01/34        12,300        12,300,000
                                                                 ---------------
Bochasanwais Shree Akshar
   Purushottam Swaminarayan
   Sanstha Inc.;
   Series 2006, Taxable
   Bonds
   (LOC-Comerica Bank)
   5.37%                                06/01/22         3,200         3,200,000
                                                                 ---------------
Brazos River Authority (TXU
   Electric Co. Project);
    Series 2001 I, Taxable
   PCR
   (LOC-Wachovia Bank, N.A.)
   5.31%(g)                             12/01/36        61,790        61,790,000
                                                                 ---------------
California (State of) Access
   to Loans for Learning
   Student  Loan Corp.;
   Series 2001-II-A-5,
   Taxable Student Loan Program
   RB (LOC-State Street Bank &
   Trust Co.)
   5.32%(g)                             07/01/36        43,400        43,400,000
                                                                 ---------------
   Series 2001-II-A-6,
   Taxable Student Loan Program
   RB (LOC-State Street Bank &
   Trust Co.)
   5.31%                                07/01/36         2,900         2,900,000
                                                                 ---------------

                                                    PRINCIPAL
                                                      AMOUNT
                                        MATURITY      (000)           VALUE
                                        --------   -----------   ---------------
LETTER OF CREDIT ENHANCED(h)-
   (CONTINUED)
California (State of)
   Statewide Communities
   Development Authority
   (Villas at Hamilton
   Apartments)
   Series 2001, H H-T
   Multi-Family Housing
   Taxable RB
   (LOC-Federal National
   Mortgage Association)
   5.38%(g)                             01/15/35   $       720   $       720,000
                                                                 ---------------
Capital Markets Access Co.
   LC (Boynton Outpatient
   Center, LLC Project);
   Series 2005-B, Taxable
   Floating Rate Bonds
   (LOC-Wachovia Bank, N.A.)
   5.39%(g)                             07/01/25         1,315         1,315,000
                                                                 ---------------
Capital Markets Access Co.
   LC (Delray Outpatient
   Properties, LLC Project);
   Series 2005-A, Taxable
   Floating Rate Bonds
   (LOC-Wachovia Bank, N.A.)
   5.39%                                07/01/25         8,385         8,385,000
                                                                 ---------------
Capital Markets Access Co.
   LC (Pinnacle Financial
   Project);
   Series 2007, Taxable
   Floating Rate Bonds
   (LOC-Wachovia Bank, N.A.)
   5.39%                                02/01/32        10,000        10,000,000
                                                                 ---------------
Capital One Funding Corp.;
   Series 1999 F,
   Taxable Floating Rate Notes
   (LOC-JPMorgan Chase Bank,
   N.A.)
   5.33%(g)                             12/02/19         7,593         7,593,000
                                                                 ---------------
   Series 2000 B,
   Taxable Floating Rate Notes
   (LOC-JPMorgan Chase Bank,
   N.A.)
   5.33%(g)                             07/01/20         7,048         7,048,000
                                                                 ---------------
   Series 2000 C,
   Taxable Floating Rate Notes
   (LOC-JPMorgan Chase Bank,
   N.A.)
   5.33%(g)                             09/01/20         6,170         6,170,000
                                                                 ---------------
   Series 2000 D,
   Taxable Floating Rate Notes
   (LOC-JPMorgan Chase Bank,
   N.A.)
   5.33%(g)                             05/01/26         6,400         6,400,000
                                                                 ---------------

SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.

LIQUID ASSETS PORTFOLIO

                                                    PRINCIPAL
                                                      AMOUNT
                                        MATURITY      (000)           VALUE
                                        --------   -----------   ---------------
LETTER OF CREDIT ENHANCED(h)
   -(CONTINUED)
Central Michigan Inns
   Capital LLC;
   Series 1998-A,,
   Taxable Floating Rate Notes
   (LOC-Wachovia Bank,
   N.A.)
   5.39%(g)                             11/01/28   $    11,575   $    11,575,000
                                                                 ---------------
Chatham Capital Corp.;
   Series 2000, Taxable
   Floating Rate Notes
   (LOC-JPMorgan Chase
   Bank, N.A.)
   5.33%(g)                             07/01/20        11,900        11,900,000
                                                                 ---------------
Chula Vista (City of),
   California (Teresina
   Apartments);
   Series 2006 A,
   Refunding Multi-Family
   Housing Taxable RB
   (LOC-Federal National
   Mortgage Association)
   5.32%(g)                             05/15/36         8,970         8,970,000
                                                                 ---------------
Colorado (State of) Health
   Facilities Authority
   (Bethesda Living
   Centers-Viewpoint
   Project)
   Series 2004 C, Taxable RB
   (LOC- LaSalle Bank, N.A.)
   5.42%(g)                             08/01/30         2,915         2,915,000
                                                                 ---------------
Columbus (City of),
   Georgia Development
   Authority (Fairfield Inn
   & Suites Project);
   Series 2003, Taxable RB
   (LOC- Regions Bank)
   5.37%                                08/01/23         3,300         3,300,000
                                                                 ---------------
Conair Corp.;
   Series 2002, Taxable
   Economic Development
   Bonds
   (LOC-Wachovia Bank,
   N.A.)
   5.32%(g)                             09/01/12         6,595         6,595,000
                                                                 ---------------
Corp. Finance Managers Inc.
   Integrated Loan
   Program;
   Series B, PARTs
   (LOC-Wells Fargo
   Bank, N.A.)
   5.40%(g)                             02/02/43           260           260,000
                                                                 ---------------

                                                    PRINCIPAL
                                                      AMOUNT
                                        MATURITY      (000)           VALUE
                                        --------   -----------   ---------------
LETTER OF CREDIT ENHANCED(h)
   -(CONTINUED)
Danville (City of),
   Pittsylvania (County of),
   Virginia Regional
   Industrial Facility
   Authority (Crane Creek
   Project);
   Series 2005, Taxable RB
   (LOC-Wachovia Bank,
   N.A.)
   5.39%                                01/01/26   $     7,200   $     7,200,000
                                                                 ---------------
Detroit (City of), Economic
   Development Corp.
   (Waterfront Reclamation
   and Casino Development Project);
   Series 1999 A, Taxable RB
   (LOC-Deutsche Bank
   A.G.)
   5.37%(c)(g)                          05/01/09        41,830        41,830,000
                                                                 ---------------
Dome Corp.;
   Series 1991, Taxable
   Floating Rate Notes
   (LOC-Wachovia Bank,
   N.A.)
   5.39%                                08/31/16         9,900         9,900,000
                                                                 ---------------
Emerald Bay Club L.P.;
   Series 2004, Taxable
   Floating Rate Notes
   (LOC-Wachovia Bank,
   N.A.)
   5.32%(g)                             12/01/15         8,000         8,000,000
                                                                 ---------------
EPC Allentown, LLC;
   Series 2005, Taxable
   Floating Rate Bonds
   (LOC-Wachovia Bank,
   N.A.)
   5.32%(g)                             07/01/30         6,000         6,000,000
                                                                 ---------------
Exeter Realty Co.;
   Series 2003 A, Floating
   Rate Notes
   (LOC-General Electric
   Capital Corp.)
   5.32%(g)                             10/01/13           750           750,000
                                                                 ---------------
Florida Christian College,
   Inc.;
   Series 2006, Taxable RB
   (LOC-Fifth Third Bank)
   5.35%(g)                             11/01/36         6,500         6,500,000
                                                                 ---------------
Fun Entertainment LLC;
   Series 2005, Taxable
   Floating Rate Bonds
   (LOC-Wachovia Bank,
   N.A.)
   5.32%                                 01/01/25        10,420       10,420,000
                                                                  --------------

SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.

LIQUID ASSETS PORTFOLIO

                                                    PRINCIPAL
                                                      AMOUNT
                                        MATURITY      (000)           VALUE
                                        --------   -----------   ---------------
LETTER OF CREDIT ENHANCED(h)
   -(CONTINUED)
General Secretariat of the
   Organization of
   American States;
   Series 2001 A, Taxable
   (LOC-Bank of America,
   N.A.)
   5.35%(g)                             03/01/33   $    17,330   $    17,330,000
                                                                 ---------------
Germain Properties of
   Columbus Inc., Germain
   Real Estate Co. LLC
   and Germain Motor Co.;
   Series 2001,
   Taxable Floating Rate
   Notes (LOC-JPMorgan
   Chase Bank, N.A.)
   5.37%(g)                             03/01/31         8,249         8,249,000
                                                                 ---------------
   5.37%                                03/01/31        10,200        10,200,000
                                                                 ---------------
Glendale (City of),
   Arizona Industrial
   Development Authority
   (Thunderbird, The
   Garvin School of
   International
   Management);
   Series 2005 B, Taxable
   Refunding RB
   (LOC-Bank of New York)
   5.35%(g)                             07/01/35         6,300         6,300,000
                                                                 ---------------
Hunter's Ridge/Southpointe;
   Series 2005, Taxable
   Floating Rate Notes
   (LOC-Wachovia Bank,
   N.A.)
   5.32%(g)                             06/01/25         6,350         6,350,000
                                                                 ---------------
Illinois (State of) Student
   Assistance Commission;
   Series 1997 B, Taxable
   Student Loan RB
   (LOC-JPMorgan Chase
   Bank, N.A.)
   5.32%(g)                             09/01/31         7,800         7,800,000
                                                                 ---------------
Iowa Finance Authority
   (Windsor on the River,
   LLC);
   Series 2007 B,
   Multifamily Taxable RB
   (LOC-Wells Fargo Bank,
   N.A.)
   5.34%(g)                             05/01/42        24,000        24,000,000
                                                                 ---------------
JPV Capital LLC;
   Series 1999 A, Taxable
   Floating Rate Notes
   (LOC-Wells Fargo Bank,
   N.A.)
   5.39%(g)                             12/01/39        17,500        17,500,000
                                                                 ---------------

                                                    PRINCIPAL
                                                      AMOUNT
                                        MATURITY      (000)           VALUE
                                        --------   -----------   ---------------
LETTER OF CREDIT ENHANCED(h)-(CONTINUED)
Lake Oswego (City of),
   Oregon Redevelopment
   Agency;
   Series 2005 B, Taxable
   TAN
   (LOC-Wells Fargo Bank,
   N.A.)
   5.40%(g)                             06/01/20   $     1,285   $     1,285,000
                                                                 ---------------
Loanstar Assets Partners
   L.P.;
   Series 2005 A, Taxable
   Student Loan RB
   (LOC-State Street Bank &
   Trust Co.)
   (Acquired 02/23/05; Cost
   $157,350,000)
   5.32%(b)(g)                          02/01/41       157,350       157,350,000
                                                                 ---------------
Lone Tree (City of),
   Colorado Building
   Authority;
   Series 2007, Taxable COP
   (LOC-Wells Fargo Bank,
   N.A.)
   5.40%(g)                             12/01/17         3,075         3,075,000
                                                                 ---------------
LP Pinewood SPV LLC;
   Series 2003, Taxable
   Floating Rate Notes
   (LOC-Wachovia Bank, N.A.)
   5.32%(g)                             02/01/18        55,200        55,200,000
                                                                 ---------------
Luzerne (County of),
   Pennsylvania Industrial
   Development Authority
   (PennSummit Tubular LLC
   Project);
   Series 2006 B, Taxable RB
   (LOC-Wachovia Bank, N.A.)
   5.32%                                02/01/21         2,705         2,705,000
                                                                 ---------------
M2 Phoenix 1222 LLC;
   Series 2006, Taxable
   Floating Rate Notes
   (LOC-Wachovia Bank, N.A.)
   5.33%(g)                             07/01/35        22,000        22,000,000
                                                                 ---------------
Macatawa Capital Partners
   LLC (Profile Industrial
   Packaging Corp.);
   Series 2003 A, Taxable
   Floating Rate Notes
   (LOC-Fifth Third Bank)
   5.38%(g)                             12/01/53         2,975         2,975,000
                                                                 ---------------

SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.

LIQUID ASSETS PORTFOLIO

                                                    PRINCIPAL
                                                      AMOUNT
                                        MATURITY      (000)           VALUE
                                        --------   -----------   ---------------
LETTER OF CREDIT ENHANCED(h)-
   (CONTINUED)

Madison (City of), Wisconsin
   Community Development
   Authority (Overture
   Development Corp.);
   Series 2001, Taxable
   Conv. RB
   (LOC-JPMorgan Chase Bank,
   N.A.; U.S. Bank, N.A.;
   M&I Marshall & Ilsley
   Bank)
   5.36%(g)                             06/01/36   $    58,700   $    58,700,000
                                                                 ---------------
Massachusetts (State of)
   Development Finance
   Agency (Briarwood
   Retirement Community);
   Series 2004 B
   Taxable RB (LOC-Comerica
   Bank)
   5.37%(g)                             01/01/35           750           750,000
                                                                 ---------------
   5.37%                                01/01/35         8,625         8,625,000
                                                                 ---------------
Meharry Medical College;
   Series 2001, Unlimited
   Taxable GO
   (LOC-Bank of America,
   N.A.)
   5.35%(g)                             08/01/16         9,315         9,315,000
                                                                 ---------------
Michigan (State of)
   Strategic Fund (Holland
   Home Obligated Group);
   Series 2005 B, Taxable
   Refunding Limited
   Obligation RB
   (LOC-Fifth Third Bank)
   5.35%                                11/01/28         7,695         7,695,000
                                                                 ---------------
Mississippi (State of)
   Business Finance Corp.
   (Belk, Inc. Project);
   Series 2005, Taxable IDR
   (LOC-Wachovia Bank, N.A.)
   5.32%(g)                             10/01/25        21,000        21,000,000
                                                                 ---------------
Mississippi (State of)
   Business Finance Corp.
   (Lextron-Visteon Leasing
   Project);
   Series 2003, Taxable IDR
   (LOC-JPMorgan Chase Bank,
   N.A.)
   5.33%(g)                             12/01/27         7,330         7,330,000
                                                                 ---------------
Mississippi (State of)
   Business Finance Corp.
   (Viking Range Corp.
   Project);
   Series 2000, Taxable IDR
   (LOC-Bank of America,
   N.A.)
   5.39%                                06/01/15         9,555         9,555,000
                                                                 ---------------

                                                    PRINCIPAL
                                                      AMOUNT
                                        MATURITY      (000)           VALUE
                                        --------   -----------   ---------------
LETTER OF CREDIT ENHANCED(h)
   -(CONTINUED)

Moon (Township of),
   Pennsylvania Industrial
   Development Authority
   (One Thorn Run Project);
   Series 1995 B, Taxable
   IDR
   (LOC-National City Bank
   of Pennsylvania)
   5.41%(g)                             11/01/15   $       600   $       600,000
                                                                 ---------------
Nashville (City of), &
   Davidson (County of)
   Tennessee Health and
   Educational Facilities
   Board  (Weatherly Ridge
   Apartments Project);
   Series 2006 B,
   Multi-Family Housing
   Taxable RB
   (LOC-U.S. Bank N.A.)
   5.39%                                12/01/41         1,900         1,900,000
                                                                 ---------------
Net Magan Two LLC;
   Series 2006, Taxable RB
   (LOC-Wachovia Bank, N.A.)
   5.32%                                04/01/26        15,200        15,200,000
                                                                 ---------------
New Jersey (State of)
   Economic Development
   Authority Thermal Energy
   Facilities (Marina Energy
   LLC-2001 Project);
   Series B, Taxable RB
   (LOC-Wachovia Bank, N.A.)
   5.32%(g)                             09/01/21         7,700         7,700,000
                                                                 ---------------
New Jersey (State of) Young
   Men's Christian
   Association of Hunterdon
   County;
   Series 2004, Taxable
   Floating Rate Notes
   (LOC-Wachovia Bank, N.A.)
   5.32%(g)                             02/01/24         2,210         2,210,000
                                                                 ---------------
New York (State of) Housing
   Finance Agency;
   Series 2003 F, Taxable
   Service Contract
   Refunding RB
   (LOC-State Street Bank &
   Trust Co.)
   5.32%(g)                             09/15/07         1,600         1,600,000
                                                                 ---------------
Northwest Arkansas Regional
   Airport Authority;
   Series 2004 A, Taxable
   Refunding RB
   (LOC-Regions Bank)
   5.35%(g)                             02/01/21        16,000        16,000,000
                                                                 ---------------

SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.

LIQUID ASSETS PORTFOLIO

                                                    PRINCIPAL
                                                      AMOUNT
                                        MATURITY      (000)           VALUE
                                        --------   -----------   ---------------
LETTER OF CREDIT ENHANCED(h)-
   (CONTINUED)
Polk (County of), Florida
   Industrial Development
   Authority (GSG
   Investments Project);
   Series 2005 B, Taxable
   IDR
   (LOC-Wachovia Bank, N.A.)
   5.39%(g)                             05/01/27   $     3,270   $     3,270,000
                                                                 ---------------
Porterfield Family Partners,
   L.P.;
   Series 2004, Taxable
   Floating Rate Notes
   (LOC-Wachovia Bank, N.A.)
   5.39%(g)                             07/01/14         3,000         3,000,000
                                                                 ---------------
Prince George's (County of),
   Maryland (Collington
   Episcopal Life Care
   Community, Inc.);
   Series 2006 C, Taxable RB
   (LOC-LaSalle Bank, N.A.)
   5.35%(g)                             04/01/15         6,390         6,390,000
                                                                 ---------------
Racetrac Capital, LLC;
   Series 2000, Taxable
   Floating Rate Bonds
   (LOC-Regions Bank)
   5.34%(g)                             09/01/20        16,600        16,600,000
                                                                 ---------------
Ray, R.G. Corp.;
   Series 2000, Taxable
   Floating Rate Bonds
   (LOC-LaSalle Bank, N.A.)
   5.36%(g)                             01/01/15         2,495         2,495,000
                                                                 ---------------
Richmond (City of),
   Redevelopment & Housing
   Authority (1995 Old
   Manchester Project);
   Series 1995 B, Taxable RB
   (LOC-Wachovia Bank, N.A.)
   5.40%(g)                             12/01/25         1,590         1,590,000
                                                                 ---------------
Rockwood Quarry, LLC;
   Series 2002, Taxable
   Floating Rate Notes
   (LOC-Fifth Third Bank)
   5.35%(g)                             12/01/22         4,500         4,500,000
                                                                 ---------------
Roman Catholic Diocese of
   Charlotte;
   Series 2002, Taxable
   Floating Rate Bonds
   (LOC-Wachovia Bank, N.A.)
   5.32%(g)                             05/01/14        11,975        11,975,000
                                                                 ---------------

                                                    PRINCIPAL
                                                      AMOUNT
                                        MATURITY      (000)           VALUE
                                        --------   -----------   ---------------
LETTER OF CREDIT ENHANCED(h)-
   (CONTINUED)
Roman Catholic Diocese of
   Raleigh;
   Series 2002 A,
   Taxable RB (LOC-Bank of
   America, N.A.)
   5.37%(g)                             06/01/18   $     1,300   $     1,300,000
                                                                 ---------------
   5.37%                                06/01/18         4,000         4,000,000
                                                                 ---------------
Sabri Arac (The Quarry Lane
   School);
   Series 2005, Taxable
   Floating Rate Bonds
   (LOC-Bank of America,
   N.A.)
   5.35%(g)                             10/01/35        19,500        19,500,000
                                                                 ---------------
Santa Rosa (City of),
   California (Rancheria
   Tachi Yokut Tribe);
   Series 2004, Taxable RB
   (LOC-JPMorgan Chase Bank,
   N.A.)
   5.37%(g)                             09/01/19        36,065        36,065,000
                                                                 ---------------
Savannah College of Art and
   Design;
   Series 2004, Taxable RB
   (LOC-Bank of America,
   N.A.)
   5.35%(g)                             04/01/24        22,669        22,668,669
                                                                 ---------------
Shepherd Capital LLC (Hinman
   Affiliates);
   Series 2003 D, Taxable
   Floating Rate Notes
   (LOC-Fifth Third Bank)
   5.32%(g)                             07/01/54        10,000        10,000,000
                                                                 ---------------
Shepherd Capital LLC (Open
   Terrace);
   Series 2002 B, Taxable
   Floating Rate Notes
   (LOC-Wachovia Bank, N.A.)
   5.32%(g)                             11/01/52         9,730         9,730,000
                                                                 ---------------
Shepherd Capital LLC (Trade
   Center);
   Series 2004 A, Taxable
   Floating Rate Notes
   (LOC-Federal Home Loan
   Bank of Indianapolis)
   5.32%(g)                             10/01/53         5,660         5,660,000
                                                                 ---------------
Sprenger Enterprises Inc.;
   Series 2005, Taxable
   Floating Rate Bonds
   (LOC-JPMorgan Chase Bank,
   N.A.)
   5.33%(g)                             10/01/35        17,800        17,800,000
                                                                 ---------------

SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.

LIQUID ASSETS PORTFOLIO

                                                    PRINCIPAL
                                                      AMOUNT
                                        MATURITY      (000)           VALUE
                                        --------   -----------   ---------------
LETTER OF CREDIT ENHANCED(h)-
   (CONTINUED)
Thomasville (City of),
   Georgia Payroll
   Development Authority
   (American Fresh Foods
   L.P.);
   Series 2005 B, Taxable RB
   (LOC-Wachovia Bank, N.A.)
   5.39%(g)                             09/01/17   $     1,175   $     1,175,000
                                                                 ---------------
United Fuels, LLC;
   Series 2006, Taxable RB
   (LOC-Fifth Third Bank)
   5.35%(g)                             01/01/31         4,710         4,710,000
                                                                 ---------------
University of Virginia Real
   Estate Foundation;
   Series 2001, Taxable RB
   (LOC-Wachovia Bank, N.A.)
   5.39%(g)                             07/01/26        44,320        44,320,000
                                                                 ---------------
Utah (State of)
   Telecommunication Open
   Infrastructure Agency;
   Series 2004,
   Taxable RB (LOC-Bank of
   America, N.A.)
   5.35%(g)                             07/15/26        39,100        39,100,000
                                                                 ---------------
   Series 2006,
   Taxable RB (LOC-Bank of
   America, N.A.)
   5.35%(g)                             07/15/26        10,000        10,000,000
                                                                 ---------------
Wake Forest University;
   Series 1997, Taxable RB
   (LOC-Wachovia Bank, N.A.)
   5.32%(g)                             07/01/17         3,400         3,400,000
                                                                 ---------------
West Michigan Heart Capital
   LLC;
   Series 2004 A, Taxable
   Floating Rate Notes
   (LOC-Fifth Third Bank)
   5.32%(g)                             05/01/44         9,030         9,030,000
                                                                 ---------------
Westmoreland (County of),
   Pennsylvania Industrial
   Development Authority
   (Excela Health Project);
   Series 2005 D, Taxable
   Health System IDR
   (LOC-Wachovia Bank, N.A.)
   5.35%(g)                             07/01/25         1,900         1,900,000
                                                                 ---------------

                                                    PRINCIPAL
                                                      AMOUNT
                                        MATURITY      (000)           VALUE
                                        --------   -----------   ---------------
LETTER OF CREDIT ENHANCED(h)-
   (CONTINUED)
Wisconsin (State of) Heart
   Hospital LLC (The);
   Series 2003, Taxable RB
   (LOC-JPMorgan Chase Bank,
   N.A.)
   5.32%(g)                             11/01/23   $    37,800   $    37,800,000
                                                                 ---------------
                                                                   1,311,248,669
                                                                 ---------------
      Total Variable Rate Demand
         Notes (Cost $1,643,768,669)                               1,643,768,669
                                                                 ---------------

TIME DEPOSITS-6.06%
Deutsche Bank A.G.
   (Cayman Islands)
   5.29%(c)(g)                          06/01/07       400,000       400,000,000
                                                                 ---------------
Dexia Banque (Cayman
   Islands),
   5.29%(c)(g)                          06/01/07       449,500       449,500,000
                                                                 ---------------
   5.33%(c)(g)                          06/01/07       162,381       162,381,141
                                                                 ---------------
Societe Generale S.A.
   (Cayman Islands),
   5.19%(c)(g)                          06/01/07        85,858        85,857,976
                                                                 ---------------
   5.33%(c)(g)                          06/01/07       230,000       230,000,000
                                                                 ---------------
      Total Time Deposits
         (Cost $1,327,739,117)                                     1,327,739,117
                                                                 ---------------

ASSET-BACKED SECURITIES-4.23%
ASSET-BACKED SECURITIES - FULLY
   SUPPORTED BANK-1.27%
RACERS Trust;
   Series 2004-6-MM,
   Floating Rate Notes
   (CEP-Lehman Brothers
   Holdings Inc.)
   (Acquired 04/13/04; Cost
   $279,000,000)
   5.37%(b)(d)                          10/22/07       279,000       279,000,000
                                                                 ---------------
ASSET-BACKED SECURITIES - SECURITY
   INVESTMENT VEHICLES-1.60%

Sigma Finance Inc.,
   (Acquired 11/28/06; Cost
   $150,000,000)
   5.28%(b)(c)                          12/03/07       150,000       150,000,000
                                                                 ---------------
   (Acquired 01/04/07; Cost
   $100,000,000)
   5.32%(b)(c)(d)                       01/15/08       100,000       100,000,000
                                                                 ---------------
   (Acquired 01/18/07; Cost
   $100,000,000)
   5.40%(b)(c)                          01/22/08       100,000       100,000,000
                                                                 ---------------
                                                                     350,000,000
                                                                 ---------------

SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.

LIQUID ASSETS PORTFOLIO

                                                    PRINCIPAL
                                                      AMOUNT
                                        MATURITY      (000)           VALUE
                                        --------   -----------   ---------------
FULLY SUPPORTED MONOLINE-0.33%
Wachovia Asset
   Securitization Issuance,
   LLC;
   Series 2004-HEMM1, Class
   A, Putable Floating Rate
   Bonds
   (Acquired 09/07/05; Cost
   $71,799,404)
   5.31%(b)(d)(i)                       11/25/34   $    71,799   $    71,799,404
                                                                 ---------------
STRUCTURED-1.03%
Granite Master Issuer PLC;
   (United Kingdom),
   Series 2006-1A, Class A1
   Floating Rate Bonds
   (Acquired 01/08/07; Cost
   $150,000,000)
   5.30%(b)(c)(d)                       01/20/08       150,000       150,000,000
                                                                 ---------------
   Series 2006-3A, Class A4
   Floating Rate Bonds
   5.30%(c)(d)                          08/20/07        75,000        75,000,000
                                                                 ---------------
                                                                     225,000,000
                                                                 ---------------
      Total Asset-Backed Securities
         (Cost $925,799,404)                                         925,799,404
                                                                 ---------------

MEDIUM-TERM NOTES-3.59%
AIG Matched Funding Corp.
   Floating Rate MTN
   5.33%(d)                             06/16/08        75,000        75,004,546
                                                                 ---------------
Allstate Life Global Funding
   Floating Rate MTN
   5.32%(d)                             05/27/08        50,000        50,000,000
                                                                 ---------------
Allstate Life Global Funding II,
   Floating Rate MTN
   (Acquired 03/08/04; Cost
   $140,000,000)
   5.39%(b)(d)                          05/07/08       140,000       140,000,000
                                                                 ---------------
   (Acquired 11/18/03; Cost
   $130,000,000)
   5.40%(b)(d)                          05/15/08       130,000       130,000,000
                                                                 ---------------
Credit Agricole S.A.
   Floating Rate MTN
   (Acquired 06/23/06; Cost
   $100,000,000)
   5.33%(b)(c)(d)                       04/23/08       100,000       100,000,000
                                                                 ---------------
Royal Bank of Canada
   Floating Rate Yankee MTN
   5.37%(c)(d)                          04/09/08       100,000       100,000,000
                                                                 ---------------
Royal Bank of Scotland PLC,
   Sr. Unsec. Floating Rate
   MTN
   (Acquired 04/14/05; Cost
   $60,000,000)
   5.33%(b)(c)(d)                       04/18/08        60,000       60,000,000
                                                                 ---------------

                                                    PRINCIPAL
                                                      AMOUNT
                                        MATURITY      (000)           VALUE
                                        --------   -----------   ---------------
Svenska Handelsbanken A.B.
   Floating Rate MTN
   (Acquired 03/06/07; Cost
   $100,000,000)
   5.29%(b)(c)(d)                       04/27/08   $   100,000   $   100,000,000
                                                                 ---------------
Westpac Banking Corp.
   Floating Rate MTN
   (Acquired 01/23/07; Cost
   $30,001,500)
   5.30%(b)(c)(d)                       05/02/08        30,000        30,001,392
                                                                 ---------------
      Total Medium-Term Notes
         (Cost $785,005,938)                                         785,005,938
                                                                 ---------------

FUNDING AGREEMENTS-2.19%
MetLife Insurance Co. of
   Connecticut,
   (Acquired 08/25/06; Cost
   $100,000,000)
   5.42%(b)(d)(j)                       08/27/07       100,000       100,000,000
                                                                 ---------------
   (Acquired 11/21/06; Cost
   $125,000,000)
   5.42%(b)(d)(j)                       11/21/07       125,000       125,000,000
                                                                 ---------------
New York Life Insurance Co.
   (Acquired 04/04/07; Cost
   $254,000,000)
   5.41%(b)(d)(j)                       04/04/08       254,000       254,000,000
                                                                 ---------------
      Total Funding Agreements
         (Cost $479,000,000)                                         479,000,000
                                                                 ---------------

MASTER NOTE AGREEMENT-0.44%(k)
Merrill Lynch Mortgage
   Capital, Inc.
   (Acquired 05/01/07; Cost
   $97,000,000)
   5.44%(b)(d)(g)
   (Cost $97,000,000)                   06/06/07        97,000        97,000,000
                                                                 ---------------
TOTAL INVESTMENTS (excluding
   Repurchase Agreements)-76.38%
   (Cost $16,719,104,249)                                         16,719,104,249
                                                                 ---------------

                                                   REPURCHASE
                                                     AMOUNT           VALUE
                                                 -------------   ---------------
REPURCHASE AGREEMENTS-23.84%(l)
ABN AMRO Bank N.V., Joint agreement
   dated 05/31/07, maturing value
   $250,036,667 (collateralized by
   U.S. Government obligations valued
   at $255,000,541; 0%-6.00%,
   07/13/07-07/07/28)
   5.28%, 06/01/07                                 124,018,187       124,000,000
                                                                 ---------------
ABN AMRO Bank N.V., Joint agreement
   dated 05/31/07, maturing value
   $350,049,389 (collateralized by
   U.S. Government obligations valued
   at $357,000,697; 1.88%-8.75%,
   06/30/06-01/15/25)
   5.08%, 06/01/07                                  64,846,764        64,837,615
                                                                 ---------------

SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.

LIQUID ASSETS PORTFOLIO

                                                   REPURCHASE
                                                     AMOUNT           VALUE
                                                 -------------   ---------------
Barclays Capital Inc., Joint agreement
   dated 05/31/07, aggregate maturing
   value $250,035,278 (collateralized
   by U.S. Government obligations
   valued at $255,000,888;
   4.50%-5.38%, 03/31/08-02/15/37)
   5.08%, 06/01/07                               $  10,001,411   $    10,000,000
                                                                 ---------------
Barclays Capital Inc., Joint agreement
   dated 05/31/07, aggregate maturing
   value $500,073,889 (collateralized
   by U.S. Government obligations
   valued at $510,000,000;
   3.91%-7.00%, 11/01/18-06/01/37)
   5.32%, 06/01/07                                 223,213,121       223,180,140
                                                                 ---------------
BNP Paribas Securities Corp., Joint
   agreement dated 05/31/07, aggregate
   maturing value $250,035,278
   (collateralized by U.S. Government
   obligations valued at $255,001,024;
   1.88%-4.25%, 01/15/11-08/15/15)
   5.08%, 06/01/07                                  10,001,411        10,000,000
                                                                 ---------------
BNP Paribas Securities Corp., Joint
   agreement dated 05/31/07, aggregate
   maturing value $250,036,806
   (collateralized by U.S. Government
   obligations valued at $255,000,195;
   0%-2.38%, 06/07/07-01/15/25)
   5.30%, 06/01/07                                 124,018,256       124,000,000
                                                                 ---------------
BNP Paribas, Joint agreement dated
   05/31/07, aggregate maturing value
   $813,121,329 (collateralized by
   U.S. Government and Corporate
   obligations valued at $840,264,371;
   0%-8.38%, 08/15/08-12/15/47)
   5.37%, 06/01/07(c)                              403,060,412       403,000,000
                                                                 ---------------
Citigroup Global Markets Inc., Joint
   agreement dated 05/31/07, aggregate
   maturing value $1,100,164,160
   (collateralized by Corporate
   obligations valued at
   $1,155,000,000; 0%-25.07%,
   11/15/11-02/05/47)
   5.37%, 06/01/07                                 575,144,020       575,058,201
                                                                 ---------------
Credit Suisse Securities (USA) LLC,
   Joint agreement dated 05/31/07,
   aggregate maturing value
   $250,035,278 (collateralized by
   U.S. Government obligations valued
   at $255,000,649; 0%,
   11/15/15-11/15/27)
   5.08%, 06/01/07                                  10,001,411        10,000,000
                                                                 ---------------

                                                   REPURCHASE
                                                     AMOUNT           VALUE
                                                 -------------   ---------------
Credit Suisse Securities (USA) LLC,
   Joint agreement dated 05/31/07,
   aggregate maturing value
   $250,036,736 (collateralized by
   U.S. Government obligations valued
   at $255,001,515; 0%-5.75%,
   05/12/08-06/23/33)
   5.29%, 06/01/07                               $ 125,018,368   $   125,000,000
                                                                 ---------------
Deutsche Bank Securities Inc., Joint
   agreement dated 05/31/07, aggregate
   maturing value $250,035,278
   (collateralized by U.S. Government
   obligations valued at $255,00,428;
   0%-12.50%, 06/21/07-08/15/14)
   5.08%, 06/01/07                                  10,001,411        10,000,000
                                                                 ---------------
Fortis Bank N.V./S.A., Joint agreement
   dated 05/31/07, aggregate maturing
   value $1,100,163,854
   (collateralized by Corporate
   obligations valued at
   $1,155,000,001; 0%-5.53%,
   12/03/51-01/05/52)
   5.36%, 06/01/07(c)                              650,096,823       650,000,000
                                                                 ---------------
Goldman, Sachs & Co., Agreement dated
   05/31/07, aggregate maturing value
   $250,036,875 (collateralized by
   U.S. Government obligations valued
   at $255,000,001; 5.67%-5.93%,
   07/01/36-04/01/37)
   5.31%, 06/01/07                                 250,036,875       250,000,000
                                                                 ---------------
Goldman, Sachs & Co., Joint agreement
   dated 05/31/07, aggregate maturing
   value $250,035,278 (collateralized
   by U.S. Government obligations
   valued at $255,000,678;
   3.88%-4.25%, 01/15/09-07/15/10)
   5.08%, 06/01/07                                  10,001,411        10,000,000
                                                                 ---------------
Goldman, Sachs & Co., Joint agreement
   dated 05/31/07, aggregate maturing
   value $250,036,806 (collateralized
   by U.S. Government obligations
   valued at $255,000,351;
   3.70%-6.05%, 06/01/07-04/18/36)()
   5.30%, 06/01/07                                 125,018,403       125,000,000
                                                                 ---------------
Goldman, Sachs & Co., Open joint
   agreement dated 03/08/07,
   (collateralized by Corporate
   obligations valued at $315,000,000;
   0%, 05/25/36-12/26/36)
   5.37%, -- (m)                                            --       150,000,000
                                                                 ---------------
Greenwich Capital Markets, Inc., Joint
   agreement dated 05/31/07, aggregate
   maturing value $800,118,000
   (collateralized by U.S. Government
   obligations valued at $816,003,599;
   0%-5.50%, 06/01/07-05/01/37)
   5.31%, 06/01/07                                 626,318,119       626,225,751
                                                                 ---------------

SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.

LIQUID ASSETS PORTFOLIO

                                                   REPURCHASE
                                                     AMOUNT           VALUE
                                                 -------------   ---------------
Greenwich Capital Markets, Inc., Joint
   term agreement dated 5/31/07,
   aggregate maturing value
   $502,114,583 (collateralized by
   U.S. Government obligations valued
   at $510,001,252; 3.72%-7.35%,
   01/01/31-05/01/37)
   5.25%, 06/12/07                               $ 410,691,667   $   400,000,000
                                                                 ---------------
JPMorgan Securities Inc., Joint
   agreement dated 05/31/07, aggregate
   maturing value $250,035,208
   (collateralized by U.S. Government
   obligations valued at $255,002,561;
   4.63%, 08/31/11)
   5.07%, 06/01/07                                  10,001,408        10,000,000
                                                                 ---------------
RBC Capital Markets Corp., Agreement
   dated 05/31/07, maturing value
   $125,018,438 (collateralized by
   U.S. Government obligations valued
   at $127,500,001; 5.00%-5.50%,
   10/01/20-04/01/37)
   5.31%, 06/01/07                                 125,018,438       125,000,000
                                                                 ---------------
RBC Capital Markets Corp., Joint
   agreement dated 05/31/07, aggregate
   maturing value $600,088,333
   (collateralized by U.S. Government
   obligations valued at $612,000,065;
   0%-7.14%, 06/22/07-07/15/36)
   5.30%, 06/01/07                                 115,733,935       115,716,899
                                                                 ---------------
Societe Generale S.A., Joint agreement
   dated 05/31/07, aggregate maturing
   value $200,029,222 (collateralized
   by U.S. Government obligations
   valued at $204,000,546; 0%-5.48%,
   06/20/07-04/11/22)
   5.26%, 06/01/07                                  75,010,958        75,000,000
                                                                 ---------------
Societe Generale S.A., Joint agreement
   dated 05/31/07, aggregate maturing
   value $250,035,278 (collateralized
   by U.S. Government obligations
   valued at $255,000,255;
   3.00%-6.50%, 08/15/07-02/15/36)
   5.08%, 06/01/07                                  10,001,411        10,000,000
                                                                 ---------------
UBS Securities LLC, Joint agreement
   dated 05/31/07, aggregate maturing
   value $250,035,278 (collateralized
   by U.S. Government obligations
   valued at $255,000,268; 0%,
   08/15/17-02/15/20)
   5.08%, 06/01/07                                  10,001,411        10,000,000
                                                                 ---------------
UBS Securities LLC, Joint agreement
   dated 05/31/07, aggregate maturing
   value $250,036,667 (collateralized
   by U.S. Government obligations
   valued at $255,002,277;
   4.38%-5.13%, 02/09/10-10/18/16)
   5.28%, 06/01/07                                 125,018,333       125,000,000
                                                                 ---------------

                                                   REPURCHASE
                                                     AMOUNT           VALUE
                                                 -------------   ---------------
UBS Securities LLC, Joint agreement
   dated 05/31/07, aggregate maturing
   value $500,073,750 (collateralized
   by U.S. Government obligations
   valued at $510,004,994;
   5.00%-7.00%, 07/01/28-05/01/37)
   5.31%, 06/01/07                               $ 300,044,250   $   300,000,000
                                                                 ---------------
Wachovia Capital Markets, LLC, Joint
   agreement dated 05/31/07, aggregate
   maturing value $1,000,149,444
   (collateralized by Corporate
   obligations valued at
   $1,050,000,001; 4.38%-10.36%,
   10/15/12-05/03/52)
   5.38%, 06/01/07                                 557,083,241       557,000,000
                                                                 ---------------
      Total Repurchase Agreements
         (Cost $5,218,018,606)                                     5,218,018,606
                                                                 ---------------
TOTAL INVESTMENTS-100.22%
   (Cost $21,937,122,855) (n)(o)                                  21,937,122,855
                                                                 ---------------
OTHER ASSETS LESS LIABILITIES-(0.22)%                                (47,478,575)
                                                                 ---------------
NET ASSETS-100.00%                                               $21,889,644,280
                                                                 ---------------

Investment Abbreviations:

ACES   --  Automatically Convertible Extendable Security
CEP    --  Credit Enhancement Provider
Conv.  --  Convertible
COP    --  Certificates of Participation
GO     --  General Obligation Bonds
IDR    --  Industrial Development Revenue Bonds
INS    --  Insurer
LOC    --  Letter of Credit
MTN    --  Medium-Term Notes
PARTs  --  Pooled Adjustable Rate Taxable Notes(SM)
PCR    --  Pollution Control Revenue Bonds
RACERS --  Restructured Asset Certificates with Enhanced ReturnS(SM)
RB     --  Revenue Bonds
Sr.    --  Senior
TAN    --  Tax Anticipation Notes
Unsec. --  Unsecured

Notes to Schedule of Investments:

(a) Security may be traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.

(b) Security not registered under the Securities Act of 1933, as amended (e.g., the security was purchased in a Rule 144A transaction or a Regulation D transaction). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The Fund has no rights to demand registration of these securities. The aggregate value of these securities at May 31, 2007 was $11,458,415,659, which represented 52.35% of the Fund's Net Assets. Unless otherwise indicated, these securities are not considered to be illiquid.

(c) The security is credit guaranteed, enhanced or has credit risk by a foreign entity. The foreign credit exposure to countries other than the United States of America (as a percentage of net assets) is summarized as follows:
     United Kingdom: 9.8%; Cayman Islands: 6.1%; Belgium: 5.6%; other countries less than 5%: 8.9%.

(d) Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on May 31, 2007.

SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.

LIQUID ASSETS PORTFOLIO

(e) Demand security; payable upon demand by the Fund with usually no more than seven calendar days' notice.

(f) Principal and/or interest payments are secured by the bond insurance company listed.

(g) In accordance with the procedures established by the Board of Trustees, investments are through participation in joint accounts with other mutual funds, private accounts and certain non-registered investment companies managed by the investment advisor or its affiliates.

(h) Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.

(i) Demand security; payable upon demand by the Fund at specified time intervals no greater than thirteen months.

(j) Security considered to be illiquid. The Fund is limited to investing 10% of net assets in illiquid securities at the time of purchase. The aggregate value of these securities considered illiquid at May 31, 2007 was $479,000,000, which represented 2.19% of the Fund's Net Assets.

(k) The Fund may demand prepayment of notes purchased under the Master Note Purchase Agreement upon one or two business day's notice depending on the timing of the demand.

(l)  Principal amount equals value at period end. See Note 1D.

(m) Either party may terminate the agreement upon demand. Interest rates, principal amount and collateral are redetermined daily.

(n)  Also represents cost for federal income tax purposes.

(o) Entities may either issue, guarantee, back or otherwise enhance the credit quality of a security. The entities are not primarily responsible for the issuer's obligation but may be called upon to satisfy issuers obligations. No concentration of any single entity was greater than 5%.

SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.

STIC PRIME PORTFOLIO

SCHEDULE OF INVESTMENTS
May 31, 2007
(Unaudited)

                                                    PRINCIPAL
                                                      AMOUNT
                                        MATURITY      (000)           VALUE
                                        --------   -----------   ---------------
COMMERCIAL PAPER(a)-73.31%
ASSET-BACKED SECURITIES - COMMERCIAL
   LOANS/LEASES-3.99%
Fountain Square Commercial Funding
   Corp.
   (Acquired 04/26/07;
   Cost $24,781,667)
   5.24%(b)                             06/25/07   $    25,000   $    24,912,667
                                                                 ---------------
   (Acquired 04/23/07;; Cost
   $49,562,500)
   5.25%(b)                             06/22/07        50,000        49,846,875
                                                                 ---------------
   (Acquired 05/11/07; Cost
   $49,562,500)
   5.25%(b)                             07/10/07        50,000        49,715,625
                                                                 ---------------
   (Acquired 05/17/07; Cost
   $39,650,000)
   5.25%(b)                             07/16/07        40,000        39,737,500
                                                                 ---------------
   (Acquired 05/07/07; Cost
   $99,123,333)
   5.26%(b)                             07/06/07       100,000        99,488,611
                                                                 ---------------
   (Acquired 05/29/07; Cost
   $49,568,972)
   5.26%(b)                             07/27/07        50,000        49,590,889
                                                                 ---------------
                                                                     313,292,167
                                                                 ---------------
ASSET-BACKED SECURITIES - CONSUMER
   RECEIVABLES-8.91%
Old Line Funding, LLC
   (Acquired 04/17/07; Cost
   $30,007,150)
   5.25%(b)                             06/07/07        30,232        30,205,547
                                                                 ---------------
   (Acquired 04/27/07; Cost
   $41,297,094)
   5.25%(b)                             06/12/07        41,576        41,509,305
                                                                 ---------------
   (Acquired 04/24/07; Cost
   $73,725,557)
   5.25%(b)                             06/14/07        74,278        74,137,181
                                                                 ---------------
   (Acquired 05/22/07; Cost
   $29,759,375)
   5.25%(b)                             07/16/07        30,000        29,803,125
                                                                 ---------------
   (Acquired 05/24/07; Cost
   $49,606,250)
   5.25%(b)                             07/17/07        50,000        49,664,583
                                                                 ---------------
   (Acquired 04/16/07; Cost
   $49,022,230)
   5.26%(b)                             06/05/07        49,383        49,354,138
                                                                 ---------------
   (Acquired 05/04/07; Cost
   $56,868,769)
   5.26%(b)                             06/20/07        57,262        57,103,034
                                                                 ---------------

                                                    PRINCIPAL
                                                      AMOUNT
                                        MATURITY      (000)           VALUE
                                        --------   -----------   ---------------
ASSET-BACKED SECURITIES - CONSUMER
   RECEIVABLES-(CONTINUED)
Thunder Bay Funding, LLC
   (Acquired 04/17/07; Cost
   $70,004,441)
   5.25%(b)                             06/07/07   $    70,529   $    70,467,287
                                                                 ---------------
   (Acquired 04/27/07; Cost
   $77,944,071)
   5.25%(b)                             06/13/07        78,482        78,344,657
                                                                 ---------------
   (Acquired 04/25/07; Cost
   $26,231,325)
   5.25%(b)                             06/14/07        26,424        26,373,905
                                                                 ---------------
   (Acquired 05/24/07; Cost
   $80,482,835)
   5.25%(b)                             07/13/07        81,074        80,577,422
                                                                 ---------------
   (Acquired 05/21/07; Cost
   $33,305,076)
   5.26%(b)                             07/13/07        33,565        33,359,023
                                                                 ---------------
   (Acquired 05/29/07; Cost
   $77,661,259)
   5.28%(b)                             07/05/07        78,085        77,695,616
                                                                 ---------------
                                                                     698,594,823
                                                                 ---------------
ASSET-BACKED SECURITIES - FULLY
   BACKED-2.86%
Variable Funding Capital Co., LLC
   (CEP-Wachovia Bank N.A.)
   (Acquired 05/04/07; Cost
   $49,766,444)
   5.26%(b)                             06/05/07        50,000        49,970,806
                                                                 ---------------
   (Acquired 05/10/07; Cost
   $24,897,722)
   5.26%(b)                             06/07/07        25,000        24,978,083
                                                                 ---------------
   (Acquired 05/08/07; Cost
   $49,773,528)
   5.26%(b)                             06/08/07        50,000        49,948,861
                                                                 ---------------
   (Acquired 05/09/07; Cost
   $99,416,111)
   5.26%(b)                             06/18/07       100,000        99,751,847
                                                                 ---------------
                                                                     224,649,597
                                                                 ---------------

STIC PRIME PORTFOLIO

                                                    PRINCIPAL
                                                      AMOUNT
                                        MATURITY      (000)           VALUE
                                        --------   -----------   ---------------
ASSET-BACKED SECURITIES - FULLY
   SUPPORTED BANK-14.66%
Concord Minutemen Capital Co., LLC
   Series A
   (Multi CEP's-Liberty Hampshire
   Co., LLC; agent)
   (Acquired 05/02/07; Cost
   $48,072,089)
   5.26%(b)                             06/04/07   $    48,305   $    48,283,826
                                                                 ---------------
   (Acquired 05/08/07; Cost
   $30,005,895)
   5.26%(b)                             06/07/07        30,138        30,111,579
                                                                 ---------------
   (Acquired 05/14/07; Cost
   $100,004,191)
   5.26%(b)                             06/11/07       100,415       100,268,283
                                                                 ---------------
   (Acquired 05/18/07; Cost
   $99,590,889)
   5.26%(b)                             06/15/07       100,000        99,795,444
                                                                 ---------------
   (Acquired 05/23/07; Cost
   $49,656,639)
   5.26%(b)                             07/09/07        50,000        49,722,389
                                                                 ---------------
   (Acquired 05/22/07; Cost
   $50,003,592)
   5.26%(b)                             07/12/07        50,379        50,077,202
                                                                 ---------------
Crown Point Capital Co., LLC
   Series A
   (Multi CEP's-Liberty Hampshire
   Co., LLC; agent)
   (Acquired 05/22/07 Cost
   $99,270,139)
   5.26%(b)                             07/11/07       100,000        99,416,111
                                                                 ---------------
   (Acquired 04/18/07; Cost
   $40,241,719)
   5.25%(b)                             06/15/07        40,585        40,502,139
                                                                 ---------------
   (Acquired 05/11/07; Cost
   $41,584,442)
   5.25%(b)                             07/09/07        41,945        41,712,776
                                                                 ---------------
   (Acquired 05/16/07; Cost
   $50,003,277)
   5.25%(b)                             07/11/07        50,415        50,120,913
                                                                 ---------------
Govco LLC
   (Multi CEP's-Government
   sponsored entities)
   (Acquired 05/09/07; Cost
   $49,657,292)
   5.25%(b)                             06/25/07        50,000        49,825,000
                                                                 ---------------
Kitty Hawk Funding Corp.
   (CEP-Bank of America N.A.)
   (Acquired 05/29/07; Cost
   $59,736,500)
   5.27%(b)                             06/28/07        60,000        59,762,850
                                                                 ---------------
Legacy Capital Co., LLC
   Series A (Multi CEP's-Liberty
   Hampshire Co., LLC; agent)
   (Acquired 05/01/07; Cost
   $99,547,056)
   5.26%(b)                             06/01/07       100,000       100,000,000
                                                                 ---------------

                                                    PRINCIPAL
                                                      AMOUNT
                                        MATURITY      (000)           VALUE
                                        --------   -----------   ---------------
ASSET-BACKED SECURITIES - FULLY
   SUPPORTED BANK-(CONTINUED)
Long Lane Master Trust IV
   (CEP-Bank of America N.A.)
   (Acquired 05/18/07; Cost
   $52,504,032)
   5.26%(b)                             07/09/07   $    52,906   $    52,612,254
                                                                 ---------------
   (Acquired 05/07/07; Cost
   $49,787,535)
   5.28%(b)                             06/05/07        50,000        49,970,694
                                                                 ---------------
Ticonderoga Funding LLC
   (CEP-Bank of America N.A.)
   (Acquired 05/03/07-05/07/07; Cost
   $72,149,966)
   5.26%(b)                             06/26/07        72,710        72,444,580
                                                                 ---------------
   (Acquired 05/03/07; Cost
   $79,601,822)
   5.27%(b)                             06/06/07        80,000        79,941,445
                                                                 ---------------
   (Acquired 05/21/07; Cost
   $74,615,729)
   5.27%(b)                             06/25/07        75,000        74,736,500
                                                                 ---------------
                                                                   1,149,303,985
                                                                 ---------------
ASSET-BACKED SECURITIES - FULLY
   SUPPORTED MONOLINE-1.84%
Aquinas Funding LLC
   (CEP-MBIA Insurance Corp.)
   (Acquired 05/29/07; Cost
   $49,576,278)
   5.26%(b)                             07/26/07        50,000        49,598,195
                                                                 ---------------
   (Acquired 05/23/07; Cost
   $69,641,347)
   5.27%(b)                             06/27/07        70,000        69,733,572
                                                                 ---------------
Triple-A One Funding Corp.
   (CEP-MBIA Insurance Corp.)
   (Acquired 05/08/07; Cost
   $25,000,493)
   5.26%(b)                             06/12/07        25,129        25,088,612
                                                                 ---------------
                                                                     144,420,379
                                                                 ---------------
ASSET-BACKED SECURITIES -
   MULTI-PURPOSE-23.29%
Atlantic Asset Securitization LLC
   (Acquired 04/23/07; Cost
   $49,003,435)
   5.25%(b)                             06/22/07        49,436        49,284,602
                                                                 ---------------
   (Acquired 04/26/07; Cost
   $49,003,435)
   5.25%(b)                             06/25/07        49,436        49,262,974
                                                                 ---------------
   (Acquired 05/04/07; Cost
   $40,001,989)
   5.26%(b)                             06/04/07        40,184        40,166,386
                                                                 ---------------
   (Acquired 05/29/07; Cost
   $21,501,447)
   5.27%(b)                             07/02/07        21,609        21,510,937
                                                                 ---------------
   (Acquired 05/30/07; Cost
   $104,079,156)
   5.29%(b)                             06/05/07       104,171       104,109,771
                                                                 ---------------

SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.

STIC PRIME PORTFOLIO

                                                    PRINCIPAL
                                                      AMOUNT
                                        MATURITY      (000)           VALUE
                                        --------   -----------   ---------------
ASSET-BACKED SECURITIES - MULTI-
   PURPOSE-(CONTINUED)
Barton Capital LLC
   (Acquired 04/27/07; Cost
   $30,012,811) 5.25%(b)                06/05/07   $    30,275   $    30,257,340
                                                                 ---------------
   (Acquired 04/24/07;
   Cost $60,002,361)
   5.25%(b)                             06/06/07        60,381        60,336,972
                                                                 ---------------
   (Acquired 04/26/07;
   Cost $30,946,714) 5.25%(b)           06/08/07        31,142        31,110,209
                                                                 ---------------
   (Acquired 05/08/07;
   Cost $24,901,375) 5.26%(b)           06/04/07        25,000        24,989,042
                                                                 ---------------
   (Acquired 05/29/07;
   Cost $46,475,555) 5.27%(b)           06/12/07        46,571        46,496,008
                                                                 ---------------
Charta LLC
   (Acquired 05/09/07;
   Cost $49,635,417) 5.25%(b)           06/28/07        50,000        49,803,125
                                                                 ---------------
   (Acquired 05/16/07;
   Cost $49,584,375) 5.25%(b)           07/12/07        50,000        49,701,042
                                                                 ---------------
   (Acquired 04/10/07;
   Cost $99,240,222) 5.26%(b)           06/01/07       100,000       100,000,000
                                                                 ---------------
   (Acquired 04/10/07;
   Cost $99,196,389) 5.26%(b)           06/04/07       100,000        99,956,167
                                                                 ---------------
   (Acquired 05/01/07;
   Cost $79,427,244) 5.26%(b)           06/19/07        80,000        79,789,600
                                                                 ---------------
CRC Funding LLC
   (Acquired 04/12/07;
   Cost $49,584,375) 5.25%(b)           06/08/07        50,000        49,948,958
                                                                 ---------------
   (Acquired 04/18/07;
   Cost $23,949,253) 5.25%(b)           06/14/07        24,150        24,104,216
                                                                 ---------------
   (Acquired 04/30/07;
   Cost $99,270,833) 5.25%(b)           06/19/07       100,000        99,737,500
                                                                 ---------------
   (Acquired 05/07/07;
   Cost $24,817,535) 5.26%(b)           06/26/07        25,000        24,908,767
                                                                 ---------------
Fairway Finance Co., LLC
   (Acquired 05/10/07;
   Cost $43,435,959) 5.26%(b)           06/11/07        43,640        43,576,237
                                                                 ---------------
   (Acquired 05/04/07;
   Cost $69,703,530) 5.26%(b)           06/12/07        70,103        69,990,329
                                                                 ---------------
Falcon Asset Securitization Corp.
   (Acquired 06/08/07;
   Cost $49,635,417) 5.25%(b)           06/08/07        50,000        49,948,958
                                                                 ---------------
   (Acquired 04/25/07;
   Cost $86,108,726) 5.25%(b)           06/11/07        86,703        86,576,558
                                                                 ---------------

                                                    PRINCIPAL
                                                      AMOUNT
                                        MATURITY      (000)           VALUE
                                        --------   -----------   ---------------
ASSET-BACKED SECURITIES - MULTI-
   PURPOSE-(CONTINUED)
   (Acquired 04/30/07;
   Cost $56,345,788) 5.25%(b)           06/14/07   $    56,718   $    56,610,472
                                                                 ---------------
Park Avenue Receivables Co., LLC
    (Acquired 05/10/07;
   Cost $24,842,931) 5.26%(b)           06/22/07        25,000        24,923,292
                                                                 ---------------
Ranger Funding Co., LLC
   (Acquired 04/30/07;
   Cost $49,686,458) 5.25%(b)           06/12/07        50,000        49,919,792
                                                                 ---------------
   (Acquired 05/17/07;
   Cost $35,424,815) 5.25%(b)           07/10/07        35,706        35,502,922
                                                                 ---------------
Windmill Funding Corp.
   (Acquired 05/08/07;
   Cost $24,875,806) 5.26%(b)           06/11/07        25,000        24,963,472
                                                                 ---------------
   (Acquired 05/15/07;
   Cost $74,660,292) 5.26%(b)           06/15/07        75,000        74,846,583
                                                                 ---------------
   (Acquired 05/24/07;
   Cost $49,693,167) 5.26%(b)           07/05/07        50,000        49,751,611
                                                                 ---------------
   (Acquired 05/21/07-05/22/07;
   Cost $99,393,063) 5.27%(b)           07/02/07       100,000        99,546,625
                                                                 ---------------
Yorktown Capital, LLC
   5.25%                                06/05/07        50,000        49,970,833
                                                                 ---------------
   5.26%                                06/28/07        25,000        24,901,375
                                                                 ---------------
   5.26%                                06/29/07        50,000        49,795,444
                                                                 ---------------
                                                                   1,826,298,119
                                                                 ---------------
ASSET-BACKED SECURITIES - SECURITY
   INVESTMENT VEHICLES-8.64%
Aspen Funding Corp.
   (Acquired 05/10/07;
   Cost $74,528,792) 5.26%(b)           06/22/07        75,000        74,769,875
                                                                 ---------------
   (Acquired 05/17/07;
   Cost $74,615,729) 5.27%(b)           06/21/07        75,000        74,780,417
                                                                 ---------------
Grenadier Funding, Ltd./Corp.
   (Acquired 05/23/07;
   Cost $81,329,915) 5.27%(b)           07/03/07        81,821        81,437,714
                                                                 ---------------
Liberty Harbour II CDO Ltd./Inc.
   (Acquired 05/14/07;
   Cost $62,843,784) 5.27%(b)           06/14/07        63,130        63,009,974
                                                                 ---------------
   (Acquired 05/23/07;
   Cost $48,889,781) 5.27%(b)           06/20/07        49,091        48,954,459
                                                                 ---------------
   (Acquired 05/22/07;
   Cost $90,117,794) 5.27%(b)           06/22/07        90,502        90,223,782
                                                                 ---------------

SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.

STIC PRIME PORTFOLIO

                                                    PRINCIPAL
                                                      AMOUNT
                                        MATURITY      (000)           VALUE
                                        --------   -----------   ---------------
ASSET-BACKED SECURITIES - SECURITY
   INVESTMENT VEHICLES-(CONTINUED)
Newport Funding Corp.
   (Acquired 04/24/07;
   Cost $44,760,379) 5.26%(b)           06/07/07   $    45,050   $    45,010,506
                                                                 ---------------
   (Acquired 04/16/07;
   Cost $24,788,139) 5.26%(b)           06/13/07        25,000        24,956,167
                                                                 ---------------
   (Acquired 05/02/07;
   Cost $24,828,319) 5.26%(b)           06/18/07        25,000        24,937,903
                                                                 ---------------
Surrey Funding Corp.
   (Acquired 04/20/07;
   Cost $49,568,972) 5.26%(b)           06/18/07        50,000        49,875,805
                                                                 ---------------
   (Acquired 05/23/07;
   Cost $29,850,967) 5.26%(b)           06/26/07        30,000        29,890,417
                                                                 ---------------
Tierra Alta Funding I, Ltd./Corp.
   (Acquired 05/31/07;
   Cost 69,671,467) 5.28%(b)            07/03/07        70,000        69,671,466
                                                                 ---------------
                                                                     677,518,485
                                                                 ---------------
ASSET-BACKED SECURITIES - TRADE
   RECEIVABLES-7.85%
CAFCO, LLC
   (Acquired 05/02/07-05/14/07;
   Cost $125,232,300) 5.25%(b)          06/21/07       126,106       125,738,263
                                                                 ---------------
   (Acquired 05/14/07;
   Cost $48,976,777) 5.25%(b)           06/28/07        49,300        49,106,066
                                                                 ---------------
   (Acquired 05/17/07;
   Cost $28,559,080) 5.25%(b)           07/11/07        28,790        28,622,058
                                                                 ---------------
   (Acquired 05/24/07;
   Cost $74,398,438) 5.25%(b)           07/18/07        75,000        74,485,938
                                                                 ---------------
Ciesco, LLC
   (Acquired 04/19/07;
   Cost $49,614,278) 5.24%(b)           06/11/07        50,000        49,927,222
                                                                 ---------------
   (Acquired 04/24/07;
   Cost $66,458,007) 5.24%(b)           06/20/07        67,014        66,828,669
                                                                 ---------------
   (Acquired 05/24/07;
   Cost $24,806,771) 5.25%(b)           07/16/07        25,000        24,835,938
                                                                 ---------------
   (Acquired 05/03/07;
   Cost $99,400,944) 5.26%(b)           06/13/07       100,000        99,824,667
                                                                 ---------------
   (Acquired 05/11/07;
   Cost $49,700,757) 5.26%(b)           06/21/07        50,000        49,854,028
                                                                 ---------------
   (Acquired 05/23/07;
   Cost $45,968,518) 5.26%(b)           07/11/07        46,300        46,029,402
                                                                 ---------------
                                                                     615,252,251
                                                                 ---------------

                                                    PRINCIPAL
                                                      AMOUNT
                                        MATURITY      (000)           VALUE
                                        --------   -----------   ---------------
DIVERSIFIED BANKS-1.27%
Citigroup Funding Inc.
   (Acquired 05/30/07;
   Cost $99,897,528) 5.27%(b)           06/06/07   $   100,000   $    99,926,806
                                                                 ---------------
      Total Commercial Paper
         (Cost $5,749,256,612)                                     5,749,256,612
                                                                 ---------------
MASTER NOTE AGREEMENTS-7.59%
Lehman Brothers Inc.
   (Acquired 01/10/07-04/05/07;
   Cost $180,000,000)
   5.42%(b)(c)(d)(e)                          --       180,000       180,000,000
                                                                 ---------------
Merrill Lynch Mortgage Capital,
   Inc.
   (Acquired 04/05/07-05/01/07;
   Cost $415,000,000)
   5.44%(b)(c)(d)                       06/06/07       415,000       415,000,000
                                                                 ---------------
      Total Master Note Agreements
         (Cost $595,000,000)                                         595,000,000
                                                                 ---------------
U.S. GOVERNMENT AGENCY SECURITIES-
   1.08%
FEDERAL HOME LOAN BANK (FHLB)-1.08%
Unsec. Disc. Notes, 5.05%(a)(c)
   (Cost $84,742,000)                   06/01/07        84,742        84,742,000
                                                                 ---------------
TOTAL INVESTMENTS (excluding
   Repurchase Agreements)-81.98%
   (Cost $6,428,998,612)                                           6,428,998,612
                                                                 ---------------

                                                   REPURCHASE
                                                     AMOUNT           VALUE
                                                 -------------   ---------------
REPURCHASE AGREEMENTS-19.33%(f)
Banc of America Securities LLC, Joint
   agreement dated 05/31/07, aggregate
   maturing value $500,073,750 (collateralized
   by U.S. Government obligations valued at
   $510,000,001; 5.00%-5.50%, 05/01/35)
   5.31%, 06/01/07                                 150,022,125       150,000,000
                                                                 ---------------
Barclays Capital Inc., Joint agreement dated
   05/31/07, aggregate maturing value
   $500,073,889 (collateralized by U.S.
   Government obligations valued at
   $510,000,00; 3.91%-7.00%,
   11/01/18-06/01/37)
   5.32%, 06/01/07                                 190,520,125       190,491,975
                                                                 ---------------

SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.

STIC PRIME PORTFOLIO

                                                   REPURCHASE
                                                     AMOUNT           VALUE
                                                 -------------   ---------------
Deutsche Bank Securities Inc., Joint
   agreement dated 05/31/07, aggregate
   maturing value $500,073,750 (collateralized
   by U.S. Government obligations
   valued at $510,000,001; 3.75%-6.95%,
   04/20/34-11/01/40)
   5.31%, 06/01/07                               $ 375,055,313   $   375,000,000
                                                                 ---------------
Fortis Bank N.V./S.A., Joint agreement dated
   05/31/07, aggregate maturing value
   $200,029,556 (collateralized by U.S.
   Government obligations valued at
   $204,000,000; 2.88%-5.00%,
   09/14/07-11/01/19)
   5.32%, 06/01/07                                 200,029,556       200,000,000
                                                                 ---------------
Societe Generale S.A., Joint agreement dated
   05/31/07, aggregate maturing value
   $400,059,000 (collateralized by U.S.
   Government obligations valued at
   $408,000,000; 5.05%-7.41%,
   12/01/31-03/01/37)
   5.31%, 06/01/07                                 150,022,125       150,000,000
                                                                 ---------------
UBS Securities LLC, Joint agreement dated
   05/31/07, aggregate maturing value
   $500,073,750 (collateralized by U.S.
   Government obligations valued at
   $510,004,994; 5.00%-7.00%,
   07/01/28-05/01/37)
   5.31%, 06/01/07                                 200,029,500       200,000,000
                                                                 ---------------
Wachovia Bank, N.A., Joint agreement dated
   05/31/07, aggregate maturing value
   $250,036,875 (collateralized by U.S.
   Government obligations
   valued at $255,003,835; 0%-8.28%,
   02/15/10-02/15/37)
   5.31%, 06/01/07                                 250,036,875       250,000,000
                                                                 ---------------
      Total Repurchase Agreements
         (Cost $1,515,491,975)                                     1,515,491,975
                                                                 ---------------
TOTAL INVESTMENTS-101.31%
   (Cost $7,944,490,587)(g)(h)                                     7,944,490,587
                                                                 ---------------
OTHER ASSETS LESS LIABILITIES-(1.31)%                               (102,488,833)
                                                                 ---------------
NET ASSETS-100.00%                                               $ 7,842,001,754
                                                                 ---------------

Investment Abbreviations:

CEP      --   Credit Enhancement Provider
Disc.    --   Discounted
Unsec.   --   Unsecured

Notes to Schedule of Investments:

(a) Securities may be traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.

(b) Security not registered under the Securities Act of 1933, as amended (e.g., the security was purchased in a Rule 144A transaction or a Regulation D transaction). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The Fund has no rights to demand registration of these securities. The aggregate value of these securities at May 31, 2007 was $6,219,588,960, which represented 79.31% of the Fund's Net Assets. Unless otherwise indicated, these securities are not considered to be illiquid.

(c) In accordance with the procedures established by the Board of Trustees, investments are through participation in joint accounts with other mutual funds, private accounts and certain non-registered investment companies managed by the investment advisor or its affiliates.

(d) The Fund may demand prepayment of notes purchased under the Master Note Purchase Agreement upon one or two business day's notice depending upon the timing of the demand. Interest rates on master notes are redetermined daily. Rate shown is the rate in effect on May 31, 2007.

(e) Open master note agreement with no specified maturity date. Either party may terminate the agreement upon thirty days prior written notice provided the last maturing advances under the note is paid in full, whether at maturity or on demand.

(f)  Principal amount equals value at period end. See Note 1D.

(g)  Also represents cost for federal income tax purposes.

(h) Entities may either issue, guarantee, back or otherwise enhance the credit quality of a security. The entities are not primarily responsible for the issuer's obligation but may be called upon to satisfy issuers obligations. No concentration of any single entity was greater than 5%.

SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.

GOVERNMENT & AGENCY PORTFOLIO

SCHEDULE OF INVESTMENTS
May 31, 2007
(Unaudited)

                                                    PRINCIPAL
                                                      AMOUNT
                                        MATURITY      (000)           VALUE
                                        --------   -----------   ---------------
U.S. GOVERNMENT AGENCY
   SECURITIES-28.98%
FEDERAL FARM CREDIT BANK (FFCB)-5.90%
Disc. Notes, 5.09% (a)                  07/06/07   $    40,000   $    39,802,056
                                                                 ---------------
Floating Rate Bonds,
   5.18%(b)                             08/01/07        90,000        89,997,084
                                                                 ---------------
   5.18%(b)                             05/02/08        30,000        29,994,544
                                                                 ---------------
                                                                     159,793,684
                                                                 ---------------
FEDERAL HOME LOAN BANK (FHLB)-5.73%
Unsec. Bonds, 5.38%                     02/28/08        75,000        75,000,000
                                                                 ---------------
Unsec. Bonds, 5.25%                     11/01/07        30,000        30,000,000
                                                                 ---------------
Unsec. Global Bonds,  5.27%             11/21/07        50,000        49,992,594
                                                                 ---------------
                                                                     154,992,594
                                                                 ---------------
FEDERAL HOME LOAN MORTGAGE CORP.
  (FHLMC)-14.82%
Series M006, Class A, Taxable
   Multi-Family VRD Ctfs.,
   5.32%(c)                             10/15/45        21,178        21,177,837
                                                                 ---------------
Unsec. Disc. Notes, (a)
   5.08%                                08/31/07        30,000        29,614,387
                                                                 ---------------
   5.09%                                08/31/07        45,633        45,045,291
                                                                 ---------------
   5.08%                                10/09/07        30,000        29,449,667
                                                                 ---------------
   5.03%                                11/30/07        40,000        38,981,811
                                                                 ---------------
   5.03%                                12/21/07        30,000        29,149,092
                                                                 ---------------
   5.04%                                12/31/07        49,310        47,840,159
                                                                 ---------------
Unsec. Floating Rate Global
   Notes,  5.22%(b)                     06/19/07        45,000        45,000,117
                                                                 ---------------
Unsec. Floating Rate Medium Term
   Global Notes,  5.17%(b)              09/27/07        75,000        74,987,766
                                                                 ---------------
Unsec. Medium Term Global Notes,
   5.35%                                12/19/07        40,000        40,000,000
                                                                 ---------------
                                                                     401,246,127
                                                                 ---------------
FEDERAL NATIONAL MORTGAGE ASSOCIATION
   (FNMA)-2.53%
Unsec. Disc. Notes,  4.99%(a)           04/25/08        30,000        28,633,279
                                                                 ---------------
Unsec. Global Notes,  4.75%             08/03/07        40,000        39,962,200
                                                                 ---------------
                                                                      68,595,479
                                                                 ---------------
      Total U.S. Government Agency
         Securities
        (Cost $784,627,884)                                          784,627,884
                                                                 ---------------
TOTAL INVESTMENTS (excluding
   Repurchase Agreements)-28.98%
   (Cost $784,627,884)                                               784,627,884
                                                                 ---------------

                                                   REPURCHASE
                                                     AMOUNT           VALUE
                                                 -------------   ---------------
REPURCHASE AGREEMENTS-71.25(d)%
ABN AMRO Bank N.V., Joint agreement dated
   05/31/07, aggregate maturing value
   $250,036,667 (collateralized by U.S.
   Government obligations valued at
   $255,000,541; 6.00%, 07/13/07-07/07/28)
   5.28%, 06/01/07                               $ 125,018,333   $   125,000,000
                                                                 ---------------
Barclays Capital Inc., Joint agreement dated
   05/31/07, aggregate maturing value
   $128,542,750 (collateralized by U.S.
   Government obligations valued at
   $131,094,396; 0%-5.70%, 08/03/07-05/12/11)
   5.28%, 06/01/07                                  75,304,838        75,293,795
                                                                 ---------------
Bear, Stearns & Co., Inc, Open agreement with
   no specific maturity date, (collateralized
   by U.S. Government obligations valued at
   $102,004,950; 0%-7.13%, 02/11/08-04/16/37)
   5.30%(e)                                                 --       100,000,000
                                                                 ---------------
BNP Paribas Securities Corp., Joint agreement
   dated 05/31/07, aggregate maturing value
   $250,036,806 (collateralized by U.S.
   Government obligations valued at
   $255,000,195; 0%-2.38%, 06/07/07-01/15/25)
   5.30%, 06/01/07                                 125,018,403       125,000,000
                                                                 ---------------
Citigroup Global Markets Inc., Joint agreement
   dated 05/31/07, aggregate maturing value
   $125,018,403 (collateralized by U.S.
   Government obligations valued at
   $127,500,468; 5.60%, 02/01/17)
   5.30%, 06/01/07                                 124,018,256       124,000,000
                                                                 ---------------
Credit Suisse Securities (USA) LLC, Joint
   agreement dated 05/31/07, aggregate
   maturing value $250,036,736 (collateralized
   by U.S. Government obligations valued at
   $255,001,515; 0%-5.75%, 05/12/08-06/23/33)
   5.29%, 06/01/07                                 125,018,368       125,000,000
                                                                 ---------------

GOVERNMENT & AGENCY PORTFOLIO

                                                   REPURCHASE
                                                     AMOUNT           VALUE
                                                 -------------   ---------------
REPURCHASE AGREEMENTS-(CONTINUED)
Deutsche Bank Securities Inc., Joint agreement
   dated 05/31/07, aggregate maturing value
   $125,018,403 (collateralized by U.S.
   Government obligations valued at
   $127,501,378; 4.75%-5.30%,
   06/01/07-01/17/17)
   5.30%, 06/01/07                               $ 124,018,256   $   124,000,000
                                                                 ---------------
Fortis Securities LLC, Joint agreement dated
   05/31/07, aggregate maturing value
   $275,040,486 (collateralized by U.S.
   Government obligations valued at
   $280,500,426; 0%, 02/15/15-05/15/16)
   5.30%, 06/01/07                                 274,040,339       274,000,000
                                                                 ---------------
Goldman, Sachs & Co., Joint agreement dated
   05/31/07, aggregate maturing value
   $250,036,806 (collateralized by U.S.
   Government obligations valued at
   $255,000,351; 3.70%-6.05%,
   06/01/07-04/18/36)
   5.30%, 06/01/07                                 125,018,403       125,000,000
                                                                 ---------------
RBC Capital Markets Corp., Joint agreement
   dated 05/31/07, aggregate maturing value
   $600,088,333 (collateralized by U.S.
   Government obligations valued at
   $612,000,065; 0%-7.14%, 06/22/07-07/15/36)
   5.30%, 06/01/07                                 481,976,100       481,905,153
                                                                 ---------------
Societe Generale S.A., Joint agreement dated
   05/31/07, aggregate maturing value
   $200,029,222 (collateralized by U.S.
   Government obligations valued at
   $204,000,546; 0%-5.48%, 06/20/07-04/11/22)
   5.26%, 06/01/07                                 125,018,264       125,000,000
                                                                 ---------------
UBS Securities LLC, Joint agreement dated
   05/31/07, aggregate maturing value
   $250,036,667 (collateralized by U.S.
   Government obligations valued at
   $255,002,277; 4.38%-5.13%,
   02/09/10-10/18/16)
   5.28%, 06/01/07                                 125,018,333       125,000,000
                                                                 ---------------
      Total Repurchase Agreements
         (Cost $1,929,198,948)                                     1,929,198,948
                                                                 ---------------
TOTAL INVESTMENTS-100.23%
   (Cost $2,713,826,832)(f)                                        2,713,826,832
                                                                 ---------------
OTHER ASSETS LESS LIABILITIES-(0.23)%                                 (6,265,443)
                                                                 ---------------
NET ASSETS-100.00%                                               $ 2,707,561,389
                                                                 ---------------

Investment Abbreviations:

Ctfs.  --  Certificates
Disc.  --  Discounted
Unsec. --  Unsecured
VRD    --  Variable Rate Demand

Notes to Schedule of Investments:

(a) Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.

(b) Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on May 31, 2007.

(c) Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically. Rate shown is the rate in effect on May 31, 2007.

(d)  Principal amount equals value at period end. See Note 1D.

(e) Either party may terminate the agreement upon demand. Interest rates, principal amount and collateral are redetermined daily.

(f)  Also represents cost for federal income tax purposes.

SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.

TREASURY PORTFOLIO

SCHEDULE OF INVESTMENTS
May 31, 2007
(Unaudited)

                                                    PRINCIPAL
                                                      AMOUNT          VALUE
                                                   -----------   ---------------
U.S. TREASURY SECURITIES-13.67%
U.S. TREASURY BILLS-5.84%(a)
   4.84%                                07/12/07   $   100,000   $    99,448,778
   4.85%                                08/23/07       100,000        98,881,575
   4.78%                                09/13/07       100,000        98,620,555
                                                                 ---------------
                                                                     296,950,908
                                                                 ---------------
U.S. TREASURY NOTES-7.83%
   4.38%                                12/31/07       300,000       298,941,412
   3.38%                                02/15/08       100,000        98,875,056
                                                                 ---------------
                                                                     397,816,468
                                                                 ---------------
      Total U.S. Treasury Securities
         (Cost $694,767,377)                                         694,767,376
                                                                 ---------------
TOTAL INVESTMENTS (excluding
   Repurchase Agreements)-13.66%
   (Cost $694,767,377)                                               694,767,377
                                                                 ---------------

                                                   REPURCHASE
                                                     AMOUNT           VALUE
                                                 -------------   ---------------
REPURCHASE AGREEMENTS-86.63%(b)
ABN AMRO Bank N.V., Joint agreement dated
   05/31/07, aggregate maturing value
   $350,049,389 (collateralized by U.S.
   Treasury obligations valued at
   $357,000,697; 1.88%-8.75%,
   06/30/06-01/15/25)
   5.08%, 06/01/07                                 285,202,625       285,162,385
                                                                 ---------------
Barclays Capital Inc., Joint agreement dated
   05/31/07, aggregate maturing value
   $250,035,278 (collateralized by U.S.
   Treasury obligations valued at
   $255,000,888; 4.50%-5.38%,
   03/31/08-02/15/37)
   5.08%, 06/01/07                                 240,033,867       240,000,000
                                                                 ---------------
Bear, Stearns & Co., Inc., Open agreement,
   with no specific maturity date
   (collateralized by U.S. Treasury
   obligations valued at $102,187,338;
   2.63%-4.88%, 03/31/08-02/15/16)
   5.08%(c)                                                 --       100,000,000
                                                                 ---------------
BNP Paribas Securities Corp., Joint agreement
   dated 05/31/07, aggregate maturing value
   $250,035,278 (collateralized by U.S.
   Treasury obligations valued at
   $255,001,024; 1.88%-4.25%,
   01/15/11-08/15/15)
   5.08%, 06/01/07                                 240,033,867       240,000,000
                                                                 ---------------

                                                   REPURCHASE
                                                     AMOUNT           VALUE
                                                 -------------   ---------------
CIBC World Markets Inc., Agreement dated
   05/31/07, maturing value $100,014,111
   (collateralized by U.S. Treasury
   obligations valued at $102,036,584;
   0%-6.00%, 11/29/07-08/15/09)
   5.08%, 06/01/07                               $ 100,001,411   $   100,000,000
                                                                 ---------------
Citigroup Global Markets Inc., Agreement dated
   05/31/07, maturing value $400,056,444
   (collateralized by U.S. Treasury
   obligations valued at $408,000,000;
   0%-8.88%; 05/31/08-02/15/27)
   5.08%, 06/01/07                                 400,056,444       400,000,000
                                                                 ---------------
Credit Suisse Securities (USA) LLC, Joint
   agreement dated 05/31/07, aggregate
   maturing value $250,035,278 (collateralized
   by U.S. Treasury obligations valued at
   $255,000,649; 0%-0%, 11/15/15-11/15/27)
   5.08%, 06/01/07                                 240,033,867       240,000,000
                                                                 ---------------
Deutsche Bank Securities Inc., Joint agreement
   dated 05/31/07, aggregate maturing value
   $250,035,278 (collateralized by U.S.
   Treasury obligations valued at
   $255,000,428; 0%-12.50%, 06/21/07-08/15/14)
   5.08%, 06/01/07                                 240,033,867       240,000,000
                                                                 ---------------
Fortis Securities LLC, Agreement dated
   05/31/07, maturing value $500,070,556
   (collateralized by U.S. Treasury
   obligations valued at $510,000,255;
   3.38%-8.13%, 05/15/15-04/15/32
   5.08%, 06/01/07                                 500,070,556       500,000,000
                                                                 ---------------
Goldman, Sachs & Co., Joint agreement dated
   05/31/07, aggregate maturing value
   $250,035,278 (collateralized by U.S.
   Treasury obligations valued at
   $255,000,678; 3.88%-4.25%,
   01/15/09-07/15/10)
   5.08%, 06/01/07                                 240,033,867       240,000,000
                                                                 ---------------
Greenwich Capital Markets, Inc.,  Agreement
   dated 05/31/07, maturing value $500,070,556
   (collateralized by U.S. Treasury
   obligations valued at $510,004,238;
   4.75%-4.88%, 05/31/12-08/15/16)
   5.08%, 06/01/07                                 500,070,556       500,000,000
                                                                 ---------------

TREASURY PORTFOLIO

                                                   REPURCHASE
                                                     AMOUNT           VALUE
                                                 -------------   ---------------
JPMorgan Securities Inc., Joint agreement
   dated 05/31/07, aggregate maturing value
   $250,035,208 (collateralized by U.S.
   Treasury obligations valued at
   $255,002,561; 4.63%, 08/31/11)
   5.07%, 06/01/07                               $ 240,033,800   $   240,000,000
                                                                 ---------------
Merrill Lynch Government Securities, Inc.,
   Agreement dated 05/31/07,  maturing value
   $500,070,556 (collateralized by U.S.
   Treasury obligations valued at
   $510,000,104; 4.63%, 08/31/11)
   5.08%, 06/01/07                                 500,070,556       500,000,000
                                                                 ---------------
Morgan Stanley, Agreement dated 05/31/07,
   maturing value $100,014,111 (collateralized
   by U.S. Treasury obligations valued at
   $103,121,260; 3.00%,07/15/12)
   5.08%, 06/01/07                                 100,014,111       100,000,000
                                                                 ---------------
Societe Generale S.A., Joint agreement dated
   05/31/07, aggregate maturing value
   $250,035,278 (collateralized by U.S.
   Treasury obligations valued at
   $255,000,255; 3.00%-6.50%,
   08/15/07-02/15/36)
   5.08%, 06/01/07                                 240,033,867       240,000,000
                                                                 ---------------
UBS Securities LLC, Joint agreement dated
   05/31/07, aggregate maturing value
   $250,035,278 (collateralized by U.S.
   Treasury obligations valued at
   $255,000,268; 0%, 08/15/17-02/15/26)
   5.08%, 06/01/07                                 240,033,867       240,000,000
                                                                 ---------------
      Total Repurchase Agreements
         (Cost $4,405,162,385)                                     4,405,162,385
                                                                 ---------------
TOTAL INVESTMENTS-100.30%
   (Cost $5,099,929,762) (d)                                       5,099,929,762
                                                                 ---------------
OTHER ASSETS LESS LIABILITIES-(0.30)%                                (15,005,305)
                                                                 ---------------
NET ASSETS-100.00%                                               $ 5,084,924,457
                                                                 ---------------

Notes to Schedule of Investments:

(a) Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.

(b)  Principal amount equals value at period end. See Note 1D.

(c) Either party may terminate the agreement upon demand. Interest rates, principal amount and collateral are redetermined daily.

(d)  Also represents cost for federal income tax purposes.

SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.

GOVERNMENT TAXADVANTAGE PORTFOLIO

SCHEDULE OF INVESTMENTS
May 31, 2007
(Unaudited)

                                                    PRINCIPAL
                                                      AMOUNT
                                        MATURITY      (000)           VALUE
                                        --------   -----------   ---------------
U.S. GOVERNMENT AGENCY SECURITIES-
   100.40%
FEDERAL FARM CREDIT BANK (FFCB)-
   22.33%
Disc. Notes, 5.09%(a)                   07/06/07   $    10,000   $     9,950,514
                                                                 ---------------
Floating Rate Bonds, (b)
   5.18%                                08/01/07         9,000         8,999,708
                                                                 ---------------
   5.20%                                11/06/07        25,000        25,000,000
                                                                 ---------------
   5.18%                                05/02/08        20,000        19,996,363
                                                                 ---------------
Unsec. Floating Rate Bonds, 5.21%(b)    10/03/07        20,000        20,001,349
                                                                 ---------------
                                                                      83,947,934
                                                                 ---------------
FEDERAL HOME LOAN BANK (FHLB)-78.07%
Unsec.  Notes, 5.05%(c)                 06/01/07        79,358        79,358,000
                                                                 ---------------
Unsec. Bonds, 5.25%                     11/01/07        20,000        20,000,000
                                                                 ---------------
Unsec. Disc. Notes, (a)
   5.12%                                06/01/07        20,000        20,000,000
                                                                 ---------------
   5.14%                                06/08/07        25,000        24,975,038
                                                                 ---------------
   5.15%                                06/13/07        20,000        19,965,700
                                                                 ---------------
   5.14%                                06/18/07         7,433         7,414,976
                                                                 ---------------
   5.18%                                06/27/07        25,100        25,006,189
                                                                 ---------------
   5.13%                                06/29/07        15,000        14,940,150
                                                                 ---------------
   5.12%                                07/05/07        15,000        14,927,452
                                                                 ---------------
   5.13%                                07/13/07        17,000        16,898,275
                                                                 ---------------
Unsec. Floating Rate Bonds, 5.13%(b)    02/07/08        20,000        20,000,000
                                                                 ---------------
Unsec. Floating Rate Global
   Bonds, 5.17%(b)                      03/14/08        15,000        14,995,809
                                                                 ---------------
Unsec. Global Bonds,
   5.25%                                10/03/07        10,000         9,998,685
                                                                 ---------------
   5.27%                                11/21/07         5,000         4,999,259
                                                                 ---------------
                                                                     293,479,533
                                                                 ---------------
TOTAL INVESTMENTS-100.40%
   (Cost $377,427,467)                                               377,427,467
                                                                 ---------------
OTHER ASSETS LESS LIABILITIES-(0.40)%                                (1,500,538)
                                                                 ---------------
NET ASSETS-100.00%                                               $   375,926,929
                                                                 ---------------

Investment Abbreviations:

Disc.  --  Discounted
Unsec. --  Unsecured

Notes to Schedule of Investments:

(a) Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.

(b) Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on May 31, 2007.

(c) In accordance with the procedures established by the Board of Trustees, investments are through participation in joint accounts with other mutual funds, private accounts and certain non-registered investment companies managed by the investment advisor or its affiliates.

SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.

SHORT-TERM INVESTMENTS TRUST

NOTES TO QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
May 31, 2007
(Unaudited)

     NOTE 1 -- SIGNIFICANT ACCOUNTING POLICIES

     A. SECURITY VALUATIONS - The Funds' securities are recorded on the basis of amortized cost which approximates value as permitted by Rule 2a-7 under the 1940 Act. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or accretion of any discounts.

     B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME - Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income, adjusted for amortization of premiums and accretion of discounts on investments, is recorded on the accrual basis from settlement date. Paydown gains and losses on mortgage and asset-backed securities are recorded as adjustments to interest income.

               The Funds may receive proceeds from litigation settlements involving each Fund's investments. Any proceeds received are included in the Statement of Operations as realized gain/loss for investments no longer held and as unrealized gain/loss for investments still held.

               Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized gain
          (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of each Fund's net asset value and, accordingly, they reduce each Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Funds and the advisor.

               The Funds allocate realized capital gains and losses to a class based on the relative net assets of each class. The Funds allocate income to a class based on the relative value of the settled shares of each class.

     C. COUNTRY DETERMINATION - For the purposes of making investment selection decisions and presentation in the Schedule of Investments, AIM may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America unless otherwise noted.

SHORT-TERM INVESTMENTS TRUST

     D. REPURCHASE AGREEMENTS - The Funds may enter into repurchase agreements. Collateral on repurchase agreements, including each Fund's pro-rata interest in joint repurchase agreements, is taken into possession by such Fund upon entering into the repurchase agreement. Eligible securities for collateral are securities consistent with the Fund's investment objectives and may consist of U.S. Government Securities, U.S. Government Agency Securities and/or, Investment Grade Debt Securities. Collateral consisting of U.S. Government Securities and U.S. Government Agency Securities is marked to market daily to ensure its market value is at least 102% of the sales price of the repurchase agreement. Collateral consisting of Investment Grade Debt Securities is marked to market daily to ensure its market value is at least 105% of the sales price of the repurchase agreement. The investments in some repurchase agreements, pursuant to procedures approved by the Board of Trustees, are through participation with other mutual funds, private accounts and certain non-registered investment companies managed by the investment advisor or its affiliates ("Joint repurchase agreements"). The principal amount of the repurchase agreement is equal to the value at period-end. If the seller of a repurchase agreement fails to repurchase the security in accordance with the terms of the agreement, the fund might incur expenses in enforcing its rights, and could experience losses, including a decline in the value of the collateral and loss of income.

Item 2. Controls and Procedures.

(a) As of June 14, 2007, an evaluation was performed under the supervision and with the participation of the officers of the Registrant, including the Principal Executive Officer ("PEO") and Principal Financial Officer ("PFO"), to assess the effectiveness of the Registrant's disclosure controls and procedures, as that term is defined in Rule 30a-3(c) under the Investment Company Act of 1940 ("Act"), as amended. Based on that evaluation, the Registrant's officers, including the PEO and PFO, concluded that, as of June 14, 2007, the Registrant's disclosure controls and procedures were reasonably designed so as to ensure: (1) that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified by the rules and forms of the Securities and Exchange Commission; and (2) that material information relating to the Registrant is made known to the PEO and PFO as appropriate to allow timely decisions regarding required disclosure.

(b) There have been no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

     Certifications of PEO and PFO as required by Rule 30a-2(a) under the Investment Company Act of 1940.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: Short-Term Investments Trust


By: /s/ Karen Dunn Kelley
    ---------------------------------
    Karen Dunn Kelley
    Principal Executive Officer

Date: July 27, 2007

Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.


By: /s/ Karen Dunn Kelley
    ---------------------------------
    Karen Dunn Kelley
    Principal Executive Officer

Date: July 27, 2007


By: /s/ Sidney M. Dilgren
    ---------------------------------
    Sidney M. Dilgren
    Principal Financial Officer

Date: July 27, 2007

                                  EXHIBIT INDEX


Certifications of Principal Executive Officer ("PEO") and Principal Financial Officer ("PFO") as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended.